   As filed with the Securities and Exchange Commission on November 27, 1995

                                                     1933 Act Reg. No. 33-88316
                                                     1940 Act File No. 811-8932
________________________________________________________________________________

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549


                                   FORM N-1A

                      __________________________________

      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [ ]
                   POST-EFFECTIVE AMENDMENT NO. 3                       [X]


                                      and



      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [ ]

                             AMENDMENT NO. 5                            [X]


                      _________________________________

                              Artisan Funds, Inc.
                                 (Registrant)

                      1000 North Water Street, Suite 1770
                          Milwaukee, Wisconsin 53202


                       Telephone Number:  (414) 390-6100

       Andrew A. Ziegler                       Janet D. Olsen
       Artisan Funds, Inc.                     Bell, Boyd & Lloyd
       1000 North Water Street, #1770          Three First National Plaza, #3300
       Milwaukee, Wisconsin 53202              Chicago, Illinois 60602

                             (Agents for Service)

                         ____________________________

                Amending Parts A, B, and C and filing Exhibits.

            It is proposed that this filing will become effective:

     ____ immediately upon filing pursuant to rule 485(b)
     ____ on __________ pursuant to rule 485(b)
     ____ 60 days after filing pursuant to rule 485(a)(1)
     ____ on _________________ pursuant to rule 485(a)(1)
     ____ 75 days after filing pursuant to rule 485(a)(2) _X__ on December 27, 1995 pursuant to rule 485(a)(2)/*/


Registrant has previously elected to register an indefinite number of its shares of common stock of the series Artisan Small Cap Fund and Artisan International Fund pursuant to Rule 24f-2. Registrant filed its Rule 24f-2 Notice for the fiscal year ended June 30, 1995 on November 14, 1995.


                   Page 1 of ___ pages (including exhibits).
               The index of exhibits is on sequential page ___.


--------------------
/*/  Pursuant to a request for acceleration.

                              Artisan Funds, Inc.

            Cross-reference sheet pursuant to rule 495(a) of Regulation C


Item          Location or caption*
----          ------------------------------------------

              Part A
              ------


1(a)-(b)      Front cover

2(a)          Expenses and Performance - Expenses
 (b)-(c)      Contents; The Fund at a Glance

3(a)          Not applicable
 (b)          Not applicable
 (c)-(d)      Expenses and Performance - Performance

4(a)(i)       Organization
   (ii)       The Fund at a Glance; The Fund's Investment Philosophy;
              Securities, Investment Practices, and Risks
 (b)          Securities, Investment Practices and Risks
 (c)          The Fund at a Glance - Who May Want to Invest;
              The Fund's Investment Philosophy; Securities, Investment
              Practices and Risks

5(a)          Organization
 (b)          Organization; Management; The Fund in Detail -
              Expenses; Expenses and Performance - Expenses; How to
              Contact Us
 (c)          Organization; Management
 (d)          Not applicable
 (e)          How to Buy Shares; How to Sell Shares; How to Contact Us
 (f)          Expenses and Performance - Expenses; The Fund in
              Detail - Expenses
 (g)          Not applicable

 5A           Not applicable

6(a)          Organization; How to Buy Shares; How to Sell Shares
 (b)-(d)      Not applicable
 (e)          Doing Business with the Fund; How to Buy Shares;
              How to Sell Shares; Shareholder and Account Policies -
              Statements and Reports; How to Contact Us
 (f)-(g)      Dividends, Capital Gains, and Taxes

7               Doing Business with the Fund; How to Buy Shares;
                Shareholder and Account Policies - Purchases
 (a)            Not applicable
 (b)            How to Buy Shares; Shareholder and Account Policies -
                Share Price
 (c)            Not applicable
 (d)            How to Buy Shares
 (e)-(f)        Not applicable

8(a)            Doing Business with the Fund; How to Sell
                Shares; Shareholder and Account Policies - Redemptions
 (b)            Shareholder and Account Policies - Purchases
 (c)-(d)        Shareholder and Account Policies - Redemptions

9               Not applicable

  Item            Location or caption*
  ---------       ------------------------------------------


                  Part B (Statement of Additional Information)
                  --------------------------------------------


  10              Front cover

  11              Front cover

  12              Part A - Organization

  13(a)-(c)       Investment Objectives and Policies; Investment
                  Techniques and Risks; Investment Restrictions
   (d)            Investment Techniques and Risks

  14(a)-(b)       Directors and Officers
    (c)           Not applicable

  15(a)-(b)       Not applicable
    (c)           Directors and Officers

  16(a)(i)        Investment Adviser
      (ii)        Directors and Officers
      (iii)       Investment Adviser
    (b)           Investment Adviser
    (c)-(g)       Not applicable
    (h)           Custodian; Independent Accountants
    (i)           Not applicable

  17(a)           Portfolio Transactions
    (b)           Not applicable
    (c)-(d)       Portfolio Transactions
    (e)           Not applicable

  18(a)           The Fund
   (b)            Not applicable

  19(a)-(c)       Purchasing and Redeeming Shares

  20              Additional Tax Information

  21              Not applicable

  22(a)           Not applicable
    (b)           Performance Information

  23              Financial Statements

      THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION RELATING TO

           ARTISAN SMALL CAP FUND, A SERIES OF ARTISAN FUNDS, INC.,

     IS NOT AFFECTED BY THE FILING OF THIS POST-EFFECTIVE AMENDMENT NO. 3.

                                           ARTISAN
                                           INTERNATIONAL
                                           FUND

                                                   No Load Fund

Please read this prospectus before
investing and keep it on file for          ARTISAN INTERNATIONAL FUND invests
future reference.  It contains             for maximum long-term capital growth.
important information, including how       The Fund seeks to achieve its
the Fund invests and the services          objective by investing primarily in
available to shareholders.                 the stocks of foreign companies.

A Statement of Additional Information
dated the date of this prospectus
has been filed with the Securities
and Exchange Commission and is
incorporated herein by reference (is
legally considered a part of this
prospectus).  The Statement of
Additional Information is available
free upon request by calling
1-800-344-1770.

LIKE ALL MUTUAL FUNDS, THESE               PROSPECTUS
SECURITIES HAVE NOT BEEN APPROVED OR
DISAPPROVED BY THE SECURITIES AND          DECEMBER 28, 1995
EXCHANGE COMMISSION OR ANY STATE
SECURITIES COMMISSION, NOR HAS THE
SECURITIES AND EXCHANGE COMMISSION
OR ANY STATE SECURITIES COMMISSION         ARTISAN FUNDS, INC.
PASSED UPON THE ACCURACY OR ADEQUACY
OF THIS PROSPECTUS.  ANY                   1000 NORTH WATER STREET, SUITE 1770
REPRESENTATION TO THE CONTRARY IS A        MILWAUKEE, WISCONSIN  53202
CRIMINAL OFFENSE.

CONTENTS


THE FUND AT A GLANCE           3   GOAL, STRATEGY, MANAGEMENT, WHO MAY WANT TO
                                   INVEST AND RISKS AND RETURNS

EXPENSES AND PERFORMANCE       5   EXPENSES AND PERFORMANCE

YOUR ACCOUNT                   6   WAYS TO SET UP YOUR ACCOUNT

                               7   DOING BUSINESS WITH THE FUND

                               7   HOW TO BUY SHARES AND MINIMUM INVESTMENTS

                               9   HOW TO SELL SHARES

SHAREHOLDER AND ACCOUNT       11   STATEMENTS AND REPORTS, SHARE PRICE AND
POLICIES                           PURCHASES

                              12   REDEMPTIONS, ACCOUNT REGISTRATION AND
                                   TELEPHONE TRANSACTIONS

DIVIDENDS, CAPITAL GAINS,     14   DISTRIBUTION OPTIONS AND TAXES
AND TAXES

                              15   FOREIGN INCOME TAXES AND UNDERSTANDING
                                   DISTRIBUTIONS

THE FUND IN DETAIL            16   ORGANIZATION AND MANAGEMENT

                              17   EXPENSES AND THE FUND'S INVESTMENT PHILOSOPHY

                              18   SECURITIES, INVESTMENT PRACTICES AND RISKS

                              19   EQUITY SECURITIES AND FOREIGN SECURITIES

                              20 DEBT SECURITIES; CONVERTIBLE SECURITIES AND MANAGING INVESTMENT EXPOSURE

                              22   ILLIQUID AND RESTRICTED SECURITIES AND
                                   DIVERSIFICATION; LENDING PORTFOLIO
                                   SECURITIES; WHEN-ISSUED AND DELAYED-DELIVERY
                                   SECURITIES; BORROWING; OTHER INVESTMENT
                                   COMPANIES

                              23   PORTFOLIO TURNOVER

                                       2                             Prospectus

THE FUND AT A GLANCE

GOAL

ARTISAN INTERNATIONAL FUND (THE "FUND"), ONE OF THE SERIES OF FUNDS OF ARTISAN FUNDS, INVESTS FOR MAXIMUM LONG-TERM CAPITAL GROWTH.


STRATEGY

The Fund generally invests in the stocks of foreign companies and uses its own detailed research process to identify investment opportunities. The Fund's research method is both "top-down" and "bottom-up." That means that country selection and stock selection are equally important parts of the investment process.

Country selection involves identifying the regions and countries of the world which are enjoying improving or rapid economic growth. The Fund avoids countries that, while showing favorable economic growth, appear to have overvalued markets. Economic growth is determined principally from the standpoint of gross domestic product growth, corporate profitability, current account and currency issues, interest rates, and social changes.

Having identified favorable areas of the world for growth, the Fund seeks out the stocks of companies best positioned to capitalize on that growth. In this process, the Fund emphasizes well-managed companies with dominant or increasing market share in strong industries. It focuses on companies with above-average financial characteristics and accelerating earnings per share. The Fund also analyzes relative valuations using a variety of criteria such as price-to-earnings ratios and avoids stocks that are trading at unsustainable or unusually high valuations.

MANAGEMENT: Artisan Partners Limited Partnership ("Artisan Partners"), located in Milwaukee, Wisconsin, selects investments for the Fund. Mark Yockey, vice president of Artisan Funds, is the portfolio manager and is primarily responsible for the day-to-day management of the Fund. He makes all investment decisions with the assistance of a team of Artisan Partners investment research and trading professionals.

Immediately prior to joining Artisan Partners, Mr. Yockey was the portfolio manager of the United International Growth Fund from January 1990 through December 1995, and throughout that time period had full discretionary authority over the selection of investments for that fund. Average annual returns for that fund, through September 30, 1995 were:

                            UNITED INTERNATIONAL
                               GROWTH FUND(a)
One Year                             6.66%
Three Years                         19.67%
Five Years                          15.82%

(a)  Assuming reinvestment of dividends

Of course, historical performance may not be indicative of future performance even though Mr. Yockey intends to utilize a similar approach to achieve capital growth in the Fund.

The above-stated average annual returns for United International Growth Fund have been adjusted to take into account certain expenses of that fund. The expenses of the Fund may differ from the expenses of United International Growth Fund. This means that varying management, accounting, transfer agent, custodian and other fees as well as different asset size will affect results.

WHO MAY WANT TO INVEST

Artisan International Fund is designed for investors who want maximum long-term capital growth rather than income and who have the long-term investment outlook needed for investing in the stocks of foreign companies.

RISKS AND RETURNS

Historically, stocks have shown greater growth than other types of securities. In the short term, however, stock prices may fluctuate widely in response to company, market or economic news. Investing in foreign securities involves certain risks not typically associated with investing in U.S. securities, including fluctuation of exchange rates of foreign currencies, differences in accounting and financial reporting standards, differences in settlement and trading

                                       3                             Prospectus
practices, less liquidity in some markets, and generally higher transaction costs. The Fund does not pursue income and is not by itself a balanced investment plan.


The Fund seeks to limit risk by selecting companies with experienced management, positive cash flows and sustainable growth prospects and diversifying its holdings, to avoid concentration in any one country, industry or stock.


The value of the Fund's investments and the return it generates vary from day to day. Performance depends on Artisan Partners' skill in selecting individual stocks, as well as general market and economic conditions in the countries in which the Fund is invested. When you sell your shares, they may be worth more or less than you paid for them.

See "Securities, Investment Practices and Risks" on page 18 for the types of investments the Fund may make, and "Your Account" on page 7 for how to buy and redeem shares.

                                       4                             Prospectus

EXPENSES AND PERFORMANCE

EXPENSES

SHAREHOLDER TRANSACTION EXPENSES are charges you pay when you buy or sell shares of the Fund.

TRANSACTION EXPENSES
Maximum sales charge on purchases
and reinvested dividends...................    NONE
Deferred sales charge on redemptions.......    NONE
Redemption fee.............................    NONE

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS). The Fund pays its own operating expenses, including a management fee to Artisan Partners. The Fund also incurs other expenses for services such as maintaining shareholder records and furnishing shareholder statements and reports. The Fund's expenses are factored into its share price or dividends, are subtracted from the share price daily, and are not charged directly to shareholder accounts.

The Fund expects to incur the following expenses:

Management fee.............................    1.00%
12b-1 fee..................................    None
Other expenses (a).........................    1.10%
Total operating expenses...................    2.10%

_______
   (a) A shareholder requesting payment of redemption proceeds by wire must pay the cost of the wire (currently $5.00).

Artisan Partners has undertaken to reimburse the Fund for any ordinary operating expenses in excess of 2.50% of average net assets annually. The purpose of the expense table is to help an investor understand the costs and expenses associated with investing in the Fund. The estimate of "Other expenses" is based on the estimated expenses the Fund expects to incur during its initial full fiscal year.

EXAMPLE: Let's say, hypothetically, that the Fund's annual return is 5% and that its operating expenses are exactly as shown in the column to the left. For every $1,000 you invested, here's how much you would have paid in total expenses if you closed your account after the number of years indicated:

After 1 year.......................     $22.05
After 3 years......................     $64.77

This example illustrates the effect of expenses, but is not meant to suggest actual or expected costs or returns, all of which may be more or less than those shown in the example. Because the Fund is new, the above amounts are estimates.


                            UNDERSTANDING EXPENSES

Operating a mutual fund requires paying for portfolio management, shareholder statements, tax reporting, and other services. These costs are paid from the Fund's assets; any quoted share price or return is after expenses.

PERFORMANCE

Mutual fund performance is commonly measured as TOTAL RETURN. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gains. Total return reflects the Fund's performance over a stated period of time. An AVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return that, if achieved annually, would have produced the same total return if performance had been constant over the entire period. Average annual total return smoothes out variations in performance; it is not the same as actual year-by-year results.

Total return and average annual total return are based on past results and are not a prediction of future performance. They do not include the effect of income taxes paid by shareholders. The Fund may sometimes show its performance compared to certain performance rankings, averages or stock indexes (described more fully in the Statement of Additional Information).

                                       5                             Prospectus

WAYS TO SET UP YOUR ACCOUNT

INDIVIDUAL OR JOINT OWNERSHIP
For your general investment needs

Individual accounts are owned by one person. Joint accounts can have two or more owners.

--------------------------------------------------------------------------------
RETIREMENT
To defer taxes on your retirement savings

Retirement plans allow individuals to defer taxes on investment income and capital gains. Contributions to these accounts may be tax deductible. RETIREMENT ACCOUNTS REQUIRE SPECIAL APPLICATIONS.

 .   INDIVIDUAL RETIREMENT ACCOUNTS (IRAS) allow anyone of legal age and under
    70 1/2 with earned income to invest up to $2,000 per tax year. If your spouse has (or elects to be treated as having) earned income of less than $250 per year, you can invest up to a total of $2,250 in a "spousal IRA," split between you and your spouse so that neither of you has invested more than $2,000.

 .   ROLLOVER IRAS retain special tax advantages for certain distributions from employer-sponsored retirement plans.

 .   SIMPLIFIED EMPLOYEE PENSION PLANS (SEP-IRAS) allow small business owners or those with self-employment income to make tax-deductible contributions of up to $22,500 per year for themselves and any eligible employees.

 .   OTHER RETIREMENT PLANS - The funds may be used as investments in other kinds of retirement plans, including Keogh or corporate profit sharing and money purchase plans, 403(b) plans and 401(k) plans. All of these accounts need to be established by the trustee of the plan. The Fund does not offer prototypes of these plans.

An IRA disclosure statement is delivered in advance of opening any IRA account and contains information unique to retirement accounts. It also contains a summary of the custodian fees which may be incurred for set-up and maintenance of an IRA account.

--------------------------------------------------------------------------------
GIFT OR TRANSFER TO A MINOR (UGMA, UTMA)
To invest for a minor's education or other future needs

These custodial accounts provide a way to give money to a minor. The account application should include the child's social security number.

--------------------------------------------------------------------------------
TRUST OR ESTABLISHED EMPLOYEE BENEFIT OR PROFIT-SHARING PLAN
For money being invested by a trust, employee benefit plan, or profit-sharing plan

The trust or plan must be established before an account can be opened. The date of the trust or plan should be included on the new account application.

--------------------------------------------------------------------------------
BUSINESS OR ORGANIZATION
For investment needs of corporations, associations, partnerships, institutions, or other groups

You will need to send a certified corporate resolution (indicating which officers are authorized to act) with your application.

                                       6                             Prospectus

YOUR ACCOUNT

DOING BUSINESS WITH THE FUND

The Fund provides shareholders with service 7 days a week, 24 hours a day.

To reach the Fund, call 1-800-344-1770.


HOW TO BUY SHARES

YOU CAN OPEN A NEW ACCOUNT BY

 .  mailing in an application with a check for $1,000 or more.

 .  exchanging $1,000 or more from your existing account with Artisan Small Cap
   Fund, another series of Artisan Funds. For more details, see "Telephone Exchange Plan" on page 13.

AFTER YOUR ACCOUNT IS OPEN, YOU MAY ADD TO IT BY:

 . mailing a check or money order along with the form at the bottom of your account statement, or a letter;

 . moving money from your bank account by telephone provided you have elected this privilege on your new account application;

 . moving an investment from Artisan Small Cap Fund to the Fund by telephone provided you have elected this privilege;

 .  wiring money from your bank; or

 .  making automatic investments.

The Fund is a NO-LOAD FUND, which means you pay no sales commissions of any kind. The price you pay for shares is the net asset value per share next calculated after your investment is received and accepted. An order is considered received when the application (for a new account) or information identifying the account and the money are received. See "Shareholder and Account Policies" for information about share price. The Fund does not issue share certificates.

MINIMUM INVESTMENTS

TO OPEN AN ACCOUNT       $1,000

TO ADD TO AN ACCOUNT     $   50

MINIMUM BALANCE          $  500

The initial minimum investment will be waived if you participate in the Automatic Investment Plan. Because it is very expensive for the Fund to maintain small accounts (and that cost is borne by all shareholders), the Fund reserves the right to close your account if the value is less than $500 (or $1,000 if you discontinued the Automatic Investment Plan before your account reached $1,000). Before closing a small account, the Fund will notify you and allow you at least 30 days to bring the value of the account up to the minimum.

                                       7                             Prospectus

HOW TO BUY SHARES

MAIL
--------------------------------------------------------------------------------
TO OPEN AN ACCOUNT:
 . Complete and sign the new account application. Make your check or money order payable to "Artisan Funds" or "Artisan International Fund."

   Mail to the address on the new account application OR FOR OVERNIGHT DELIVERY:

   Artisan Funds
   c/o Boston Financial Data Services
   2 Heritage Drive
   Quincy, MA 02171

 TO ADD TO AN ACCOUNT:

 .  Make your check or money order payable to "Artisan Funds" or "Artisan
   International Fund." Put your account number on your check.

   Mail check and form at the bottom of your account statement (or a letter) to the address on your account statement or for OVERNIGHT DELIVERY:

   Artisan Funds
   c/o Boston Financial Data Services
   2 Heritage Drive
   Quincy, MA 02171

--------------------------------------------------------------------------------
PHONE  1-800-344-1770
--------------------------------------------------------------------------------
       TO OPEN AN ACCOUNT:

 . You may establish the telephone transaction option when you open an account by electing the option on your new account application.

 . You may not open a new account by phone. However, if you elected the telephone transaction option when you opened your account with Artisan Small Cap Fund, you may exchange an investment of at least $1,000 from that fund into the Fund.

TO ADD TO AN ACCOUNT:

 . If you did not elect the telephone transaction option on your new account application for the Fund or for Artisan Small Cap Fund, complete the shareholder options form to make investments by phone from $50 to $25,000 into your account, and to participate in the telephone exchange plan.

--------------------------------------------------------------------------------
WIRE
--------------------------------------------------------------------------------
       TO OPEN AN ACCOUNT:

 .  Call 1-800-344-1770 for instructions on opening an account by wire.

TO ADD TO AN ACCOUNT:

 .  Call 1-800-344-1770 for instructions on adding to an account by wire.

--------------------------------------------------------------------------------
AUTOMATIC INVESTMENT PLAN
--------------------------------------------------------------------------------
TO OPEN AN ACCOUNT:

 . If you sign up for the Automatic Investment Plan when you open your account, the minimum initial investment will be waived.

 . Complete and sign the Automatic Investment Plan section of the new account application.

TO ADD TO AN ACCOUNT:

 . Sign up for the Automatic Investment Plan on the shareholder options form or call 1-800-344-1770 for instructions on how to add to your existing account.

--------------------------------------------------------------------------------

                                       8                             Prospectus

HOW TO SELL SHARES

You can arrange to take money out of your account at any time by selling (redeeming) some or all of your shares. Your shares will be sold at the next net asset value per share (share price) calculated after your order is received and accepted. See "Shareholder and Account Policies" for more information about share price.

To sell shares in a regular (non-IRA) account, you may use any of the methods described here. To sell shares in an IRA account, your request must be made in writing. If you need an IRA distribution form, call us at 1-800-344-1770.

SELLING SHARES IN WRITING

Write a "letter of instruction" with:

 .  each owner's name and address,

 .  the fund's name,

 .  your account number,

 .  the dollar amount or number of shares to be redeemed, and

 .  the signature of each owner as it appears on the account.

Mail your letter to:


   Artisan Funds
   c/o Boston Financial Data Services
   P.O. Box 8412
   Boston, MA 02266-8412

If you are using overnight mail:

   Artisan Funds
   c/o Boston Financial Data Services
   2 Heritage Drive
   Quincy, MA 02171

CERTAIN REDEMPTION REQUESTS MUST INCLUDE A SIGNATURE GUARANTEE, designed to protect you and the Fund from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations applies:

 .  you wish to redeem more than $25,000 worth of shares;

 .  if you add/change your name or add/remove an owner on your account;

 .  if you add/change the beneficiary on your account;

 .  the check is being mailed to an address different than one on your account
   (record address);

 .  the check is being made payable to someone other than the account owner;

 .  when you add the telephone redemption option to your existing account;

 .  if you transfer the ownership of your account; or

 . if you have changed the address on the account by phone within the last 60 days.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

                                       9                             Prospectus

HOW TO SELL SHARES                          SPECIAL REQUIREMENTS

NOTE:  Some redemptions require signature guarantees.  See page 12.

-------------------------------------------------------------------------------
MAIL
-------------------------------------------------------------------------------
Individual, Joint            .   The letter of instruction must be signed by
Owners, Sole                     all persons required to sign for transactions,
Proprietorships,                 (usually, all owners of the account) exactly as
UGMA, UTMA                       their names appear on the account.

Trust                        .   The letter of instruction must include the
                                 signatures of all trustees.

All Others                   .   Call 1-800-344-1770 for instructions.

-------------------------------------------------------------------------------
PHONE  1-800-344-1770
-------------------------------------------------------------------------------
All accounts except IRAs     .   You automatically have the telephone redemption
                                 option (which allows you to redeem at least
                                 $500 and up to $25,000 worth of shares per day by phone) unless you declined it on your new account application. If you declined the telephone redemption option, call
                                 1-800-344-1770 for instructions on how to add it.

                             . All trades must be placed between 8:00 a.m. and 4:00 p.m. est.

-------------------------------------------------------------------------------
WIRE
-------------------------------------------------------------------------------
All account types            .   We will transmit payment by wire for a fee
except IRAs                      (currently $5.00) to a pre-authorized bank
                                 account. Usually, the funds will arrive at your bank the next business day.

-------------------------------------------------------------------------------
SYSTEMATIC WITHDRAWALS
-------------------------------------------------------------------------------
All account types            .   Sign up for systematic withdrawals
except IRAs                      (distributions from your account at regular
                                 intervals in specified dollar amounts of at least $50) by calling 1-800-344-1770 for instructions on how to add this option.

                             . You must have $5,000 in your account before you are eligible to sign up for this option. If the amount in your account is not sufficient to meet a withdrawal, the remaining amount in the account will be redeemed.

                                       10                            Prospectus

SHAREHOLDER AND ACCOUNT POLICIES


STATEMENTS AND REPORTS

Statements and reports that the Fund sends to you include:

 . Confirmation statements (after every transaction in your account or change in your account registration);

 .  Account statements (quarterly);

 .  Annual and semi-annual reports with financial statements; and

 .  Year-end tax statements.

We recommend that you keep each quarterly account statement and, especially, each calendar year-end statement with your other important financial papers since you may need to refer to them at a later date for tax purposes.

If you need copies of current or preceding year statements call 1-800-344-1770. Copies of statements for earlier years are available and are subject to a $10 processing fee.

SHARE PRICE

THE FUND IS OPEN FOR BUSINESS each day the New York Stock Exchange ("NYSE") is open. THE OFFERING PRICE (price to buy one share) and REDEMPTION PRICE (price to sell one share) are the same, and represent the Fund's net asset value per share calculated at the next Closing Time after receipt of your purchase or redemption order. Closing Time is the time of the close of regular session trading on the NYSE, which is usually 3:00 p.m., Central time but is sometimes earlier.

THE FUND'S NET ASSET VALUE PER SHARE is the value of a single share, and is computed by adding up the value of the Fund's investments, cash, and other assets, subtracting its liabilities, and then dividing the result by the number of shares outstanding.

Fund securities and assets are valued primarily on the basis of market quotations from the primary market in which they are traded or, if quotations are not readily available, by a method that the board of directors believes accurately reflects a fair value. Values of foreign securities are translated from the local currency into U.S. dollars using current exchange rates.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund's net asset value is not calculated. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation and the value of the Fund's portfolio may be significantly affected on days when shares of the Fund may not be purchased or redeemed.

PURCHASES

 . All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.

 .  The Fund does not accept cash, credit cards or third-party checks.

 . If your check or telephone purchase order does not clear, your purchase will be cancelled and you will be liable for any losses or fees the Fund or its transfer agent incurs.

 .  Your ability to make automatic investments and telephone purchases may

                                       11                            Prospectus
   be immediately terminated if any item is unpaid by your financial institution.

 . THE FUND RESERVES THE RIGHT TO reject any purchase order. For example, a purchase order may be refused if, in Artisan Partners' opinion, it is so large that it would disrupt management of the Fund.

CERTAIN FINANCIAL INSTITUTIONS that have entered into sales agreements with the Fund may enter confirmed purchase orders or redemption requests on behalf of customers on an expedited basis, including orders by phone, with payment to follow no later than the time when the Fund is priced on the following business day. If payment is not received by that time, the financial institution could be held liable for resulting fees or losses. These institutions may impose charges for their services, and those charges could constitute a significant portion of a smaller account.

REDEMPTIONS

 . Normally, redemption proceeds will be mailed within seven business days after receipt of the request for redemption.

 . The Fund may hold payment on redemptions until it is reasonably satisfied that it has received payment for a recent purchase made by check or by an automatic investment or telephone purchase, which can take up to fifteen days.

 . If you make a telephone redemption, the Fund will send payment for your redemption one of three ways: (i) by mail; (ii) by Electronic Funds Transfer
   (EFT) to a pre-authorized bank account; or (iii) to your bank account by wire transfer. The cost of the wire (currently $5.00) will be deducted from the payment. Your bank also may impose a fee for the incoming wire. Payment by EFT will arrive usually at your bank two banking days after your call. Payment by wire is credited usually to your bank account on the next business day after your call.

 . Redemptions may be suspended or payment dates postponed on days when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

If the Fund sends you a check (paying for a redemption, systematic withdrawal payment, or a dividend or capital gain distribution you elected to receive in cash) and the check is returned "undeliverable" or remains uncashed for six months, the check will be cancelled and the proceeds will be reinvested in the Fund at the net asset value per share on the date of cancellation. In addition, after that six-month period, your systematic withdrawal payments will be cancelled and future withdrawals will occur only when requested, or your cash election will automatically be changed and future dividends and distributions will be reinvested in your account.

ACCOUNT REGISTRATION

ADDRESS CHANGES for your account may be made by writing us a letter or by phoning us at 1-800-344-1770. The Fund will send a written confirmation of the change to both your old and new addresses. No telephone redemptions may be made for 60 days after a change of address by phone. During those 60 days, a signature guarantee will be required for any written redemption request unless your change of address was made in writing with a signature guarantee.

TELEPHONE TRANSACTIONS

GENERAL

YOU MAY INITIATE MANY TRANSACTIONS, INCLUDING EXCHANGES, PURCHASES AND REDEMPTIONS, BY TELEPHONE. The Fund will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable procedures designed to verify the identity of the caller. Those procedures may include recording the call, requesting additional information, and sending written confirmation of telephone transactions. If the Fund fails to follow such reasonable

                                       12                            Prospectus
procedures, the Fund may be responsible for resulting losses.

You should verify the accuracy of telephone transactions immediately upon receipt of your confirmation statement. If you are unable to reach the Fund by phone (for example, during periods of unusual market activity), consider placing your order by mail.

TELEPHONE EXCHANGE PLAN

The telephone exchange plan permits you to transfer investments between your Artisan Small Cap Fund account and your Artisan International Fund account between the hours of 7:00 a.m. and 3:00 p.m., Central time on days the NYSE is open for trading. Artisan Small Cap Fund is another series of Artisan Funds.

Each exchange between accounts must be at least $1,000. The price of shares exchanged between Artisan Small Cap Fund and the Fund is determined at the end of that day's trading session.

Telephone exchange plan restrictions:

 .  To exchange between funds, you must have an account with Artisan Small Cap
   Fund and Artisan International Fund. Your accounts must be registered in the same name, address, and taxpayer identification number.

 . To OPEN a Fund account by telephone by exchanging an investment from Artisan Small Cap Fund, you must have previously elected the telephone transaction option for that fund.

 . If the Artisan Small Cap Fund is still open to new investors (its prospectus discloses that it will be closed to new investors when it reaches $300 million in total assets) you may open an account in that fund by transferring an investment from your Artisan International Fund. After the Artisan Small Cap Fund closes, you will not be able to open an account with that fund unless you meet the post-closing requirements identified in the Artisan Small Cap Fund prospectus.

 . Before exchanging into Artisan Small Cap Fund, you should carefully read its prospectus which may be obtained by calling 1-800-344-1770.

 .  The exchange of shares may have tax consequences to you.

 . If your account is subject to backup withholding, you may not use the telephone exchange plan.

 .  Because excessive trading can hurt performance and shareholders, Artisan
   Funds reserves the right to temporarily or permanently terminate the telephone exchange plan of any investor who makes excessive use of the plan. Artisan Funds may limit the number of transfers per calendar year.

 . Artisan Funds reserves the right to terminate or modify the telephone exchange plan at any time, but will try to give you prior notice whenever it is able to do so.

                                       13                            Prospectus

DIVIDENDS, CAPITAL GAINS, AND TAXES


The Fund intends to distribute substantially all of its net income and capital gains to shareholders at least annually.

DISTRIBUTION OPTIONS

When you open an account, specify on your new account application how you want to receive your distributions. If you later want to change your distribution option, you may do so either by a written request or by calling us at 1-800-344-1770. The Fund offers three options:

 . REINVESTMENT OPTION. Your dividends and capital gain distributions will be automatically reinvested in additional shares of the Fund. If you do not indicate a choice on your new account application, your distributions will be reinvested automatically.

 . INCOME-ONLY OPTION. Your capital gain distributions will be automatically reinvested, but you will be sent a check for each dividend.

 .  CASH OPTION.  You will be sent a check for all distributions.

FOR IRA ACCOUNTS, all distributions are automatically reinvested because payment of distributions in cash would be a taxable distribution from your IRA, and might be subject to income tax and penalties if you are under 59 1/2 years old. After you are 59 1/2, you may request payment of distributions in cash which might be subject to income tax.

When you reinvest, the reinvestment price is the Fund's net asset value per share at the close of business on the reinvestment date. The mailing of distribution checks will usually begin on the payment date, which is usually one week after the ex-dividend date.

TAXES

As with any investment, you should consider how the return on your investment in the Fund will be taxed. If your account is a tax-deferred account (for example, an IRA or an employee benefit plan account), the following tax discussion does not apply. If your account is not a tax-deferred account, however, you should be aware of the following tax rules:

TAXES ON DISTRIBUTIONS. Distributions are subject to federal income tax, and also may be subject to state or local taxes. If you live outside the United States, your distributions also could be taxed by the country in which you reside.

Your distributions are taxable when they are paid, whether you take them in cash or reinvest them in additional shares. However, distributions declared in October, November or December and paid in January are taxable as if they were received by you on December 31.

For federal tax purposes, the Fund's income and short-term capital gain distributions are taxed as dividends; long-term capital gain distributions are taxed as long-term capital gains. Every January, the Fund will send you and the IRS a statement, called a Form 1099, showing the amount of each taxable distribution you received in the previous calendar year.

TAXES ON TRANSACTIONS. When you redeem shares you will recognize a capital gain or loss if there is a difference between the cost of your shares and the price you receive when you sell them.

Whenever you sell shares of the Fund, you will receive a confirmation statement showing how many shares you sold and at what price. You also will receive a year-end statement every January reporting, among other things, your average cost basis in the shares you sold. This will allow you or your tax preparer to determine whether a redemption resulted in a capital gain or loss and the tax consequences of that gain or loss. However, be sure to keep your regular account statements; the information they

                                       14                            Prospectus
contain will be essential in verifying the amount of your capital gains or losses.

FOREIGN INCOME TAXES

Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. If the Fund pays non-refundable taxes to foreign governments during the year, the taxes will reduce the Fund's dividend but will be included in your taxable income. You may be able to claim an offsetting credit or deduction on your tax return for your share of foreign taxes paid by the Fund. You will receive this information as part of your Form 1099.

WHEN YOU SIGN YOUR ACCOUNT APPLICATION, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you fail to comply with applicable IRS regulations including the certification procedures described above, the IRS can require the Fund to withhold 31% of your taxable distributions and redemptions.

--------------------------------------------------------------------------------
                          UNDERSTANDING DISTRIBUTIONS
--------------------------------------------------------------------------------
As a shareholder, you are entitled to your share of the Fund's net income and any gains realized on its investments. The Fund's income from dividends and interest, and any net realized short-term gain, are paid to you as DIVIDENDS. The Fund realizes long-term capital gains whenever it sells securities held for more than one year for a higher price than it paid for them. Net realized long-term gains are paid to you as CAPITAL GAIN DISTRIBUTIONS.
--------------------------------------------------------------------------------


                                       15                            Prospectus

THE FUND IN DETAIL


ORGANIZATION
Artisan International Fund is a series of Artisan Funds, Inc., an open-end, management investment company which was incorporated under Wisconsin law in 1995.

Each share of the Fund has one vote. All shares participate equally in dividends and other distributions declared by the board of directors, and all shares of the Fund have equal rights in the event of liquidation of the Fund. Shares of the Fund have no preemptive, conversion, or subscription rights.

ARTISAN FUNDS IS GOVERNED BY A BOARD OF DIRECTORS which is responsible for protecting the interests of the shareholders of the Fund. The directors are experienced executives and professionals who meet at regular intervals to oversee the activities of the Fund, review contractual arrangements with companies that provide services to the Fund, and review performance. A majority of directors are not otherwise affiliated with the Fund or Artisan Partners.

The Wisconsin Business Corporation Law permits registered investment companies to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the Investment Company Act of 1940 (the federal securities law that governs the regulation of investment companies). The Fund has adopted the appropriate provisions in its bylaws and does not expect to hold an annual meeting in any year in which the election of directors is not required to be acted on by shareholders. The Fund believes that not holding shareholder meetings except as otherwise required reduces the Fund's expenses and enhances shareholder return.

THE FUND MAY HOLD SPECIAL MEETINGS OF SHAREHOLDERS. These meetings may be called to elect or remove directors, change fundamental policies, approve a management contract, or for other purposes. The Fund will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. You are entitled to one vote for each share of the Fund that you own. Shareholders not attending these meetings are encouraged to vote by proxy.

MANAGEMENT

The Fund is managed by Artisan Partners Limited Partnership, 1000 North Water Street, Suite 1770, Milwaukee, Wisconsin 53202, which selects the Fund's investments and handles its business affairs, under the direction of the board of directors. Artisan Partners is a limited partnership managed by its general partner, Artisan Investment Corporation, controlled by Andrew A. Ziegler and Carlene Murphy Ziegler.

Andrew A. Ziegler is a director and chief executive officer of Artisan Funds. Immediately prior to founding Artisan Partners, Mr. Ziegler was president and chief operating officer of Strong/Corneliuson Capital Management, and president of the Strong Funds; prior thereto, Mr. Ziegler was Executive Vice President and General Counsel of Strong. From 1986 to 1990, Mr. Ziegler was an attorney with the law firm of Godfrey & Kahn, S.C., Milwaukee, WI. Mr. Ziegler holds a B.S. from the University of Wisconsin - Madison and a J.D. from the University of Wisconsin Law School.

Carlene Murphy Ziegler is a director and president of Artisan Funds and the portfolio manager of Artisan Small Cap Fund, another series of Artisan Funds. Prior to founding Artisan Partners, Ms. Ziegler was a co-portfolio manager of the Strong Common Stock Fund and Strong Opportunity Fund. From 1986 to 1991, Ms. Ziegler was a co-portfolio manager of the SteinRoe Special Fund. Ms. Ziegler holds B.A. and M.A. degrees from the University of Illinois and an M.B.A. from the University of Chicago

                                       16                            Prospectus

Graduate School of Business.  She also is a Chartered Financial Analyst.

Mark L. Yockey is a vice president of Artisan Funds and the portfolio manager of Artisan International Fund. Prior to joining Artisan Funds, Mr. Yockey was portfolio manager of the United International Growth Fund and vice president of Waddell & Reed since January 1990. Prior thereto, Mr. Yockey was an equity analyst for Waddell & Reed. Mr. Yockey holds a B.A. degree and an M.B.A. from Michigan State University. He is also a Chartered Financial Analyst.

From January 1990 through December 1995, and throughout that time period, Mr. Yockey had full discretionary authority over the selection of investments for United International Growth Fund. Average annual returns for that fund, through September 30, 1995 were:

                      UNITED INTERNATIONAL
                         GROWTH FUND(a)
One Year                      6.66
Three Years                  19.67
Five Years                   15.82

(a)  Assuming reinvestment of dividends

Of course, historical performance may not be indicative of future performance even though Mr. Yockey intends to utilize a similar approach to achieve capital growth in the Fund.

The above-stated average annual returns for United International Growth Fund have been adjusted to take into account certain expenses of that fund. The expenses of the Fund may differ from the expenses of United International Growth Fund. This means that varying management, accounting, transfer agent, custodian and other fees as well as different asset size will affect results.

John M. Blaser is chief financial officer of Artisan Funds and acts as the principal administrative and financial officer. Prior to joining Artisan Partners, Mr. Blaser was Senior Vice President of Kemper Securities, Inc. since 1993. Prior thereto, Mr. Blaser was with Price Waterhouse. Mr. Blaser holds a B.B.A. from the University of Wisconsin - Madison.

State Street Bank and Trust Company ("State Street"), 1776 Heritage Drive, North Quincy, MA 02171, is the Fund's transfer and dividend disbursing agent. State Street also serves as the Fund's custodian and accounting agent.

EXPENSES

Like all mutual funds, the Fund pays expenses related to its daily operations. Expenses paid out of the Fund's assets are reflected in its share price or dividends.

The Fund pays a MANAGEMENT FEE to Artisan Partners for managing its investments and business affairs. For services furnished by Artisan Partners, the Fund has agreed to pay an annual fee of (i) 1% of its average daily net assets up to $500 million; (ii) .975 of 1% of its average daily net assets from $500 to $750 million; (iii) .950 of 1% of its average daily net assets from $750 million to $1 billion and (iv) .925 of 1% of its average daily net assets over $1 billion. The rate of fee paid by the Fund is higher than that paid by many mutual funds, reflecting the higher costs involved in actively managing a foreign stock portfolio.

While the management fee is a significant component of the Fund's annual operating costs, the Fund has other expenses as well. The Fund pays the fees of its custodian, transfer agent, fund accountants, independent accountants, and lawyers. It also pays other expenses such as the cost of compliance with federal and state laws, proxy solicitations, shareholder reports, taxes, insurance premiums, and the fees of directors who are not otherwise affiliated with the Fund or Artisan Partners.

THE FUND'S INVESTMENT PHILOSOPHY

THE FUND INVESTS FOR MAXIMUM LONG-TERM CAPITAL GROWTH. THE FUND GENERALLY INVESTS IN THE STOCKS OF FOREIGN COMPANIES AND USES ITS OWN DETAILED RESEARCH PROCESS TO IDENTIFY INVESTMENT OPPORTUNITIES. The Fund's research method is both "top-down" and "bottom-up." That means that country selection and stock selection are equally important parts of the investment process.

                                       17                            Prospectus

Country selection involves an evaluation of the regions and countries of the world in an effort to determine which are enjoying improving or rapid economic growth. The Fund avoids countries that, while showing favorable economic growth, appear to have overvalued markets. Economic growth is determined principally from the standpoint of gross domestic product growth, corporate profitability, current account and currency issues, interest rates and social changes.

Having identified favorable areas of the world for growth, the Fund seeks out the stocks of companies best positioned to capitalize on that growth. In this process, the Fund emphasizes well-managed companies with dominant or increasing market share in strong industries. It focuses on companies with above-average financial characteristics and increasing earnings per share. The Fund also analyzes relative valuations using a variety of criteria such as price-to-earnings ratios and avoids stocks that are trading at unsustainable or unusually high valuations.

International investing allows you to achieve greater diversification and to take advantage of changes in foreign economies and market conditions. From time to time, many foreign economies have grown faster than the U.S. economy, and the returns on investments in these countries have exceeded those of similar U.S. investments, although there can be no assurance that these conditions will continue.

The Fund also may invest in types of equity securities other than common stocks, and in debt securities, and may engage in certain investment practices such as short sales "against the box;" however, the Fund does not currently intend to commit more than 5% of its total assets to investment practices such as short sales against the box.

The Fund intends to be substantially fully invested in foreign equity securities in ordinary circumstances, although the Fund may invest without limit in short-term corporate obligations or government obligations (U.S. or foreign) or hold cash or cash equivalents if Artisan Partners determines that a temporary defensive position is advisable. See the discussion of debt securities on page 20.

The Fund uses various techniques to increase or decrease its exposure to the effects of possible changes in security prices, currency exchange rates, or other factors that affect the value of its portfolio. These techniques include buying and selling options, futures contracts, and options on futures contracts, or entering into currency exchange contracts.

Although the Fund does not generally purchase securities with a view to rapid turnover, there are no limitations on the length of time portfolio securities must be held. Occasionally, securities purchased on a long-term basis may be sold within a short period of time after purchase in light of a change in the circumstances of a particular company or industry or in general market of economic conditions.

The investment objective of the Fund may be changed by the board of directors without shareholder approval. If there were such a change, you should consider whether the Fund would remain an appropriate investment in light of your then current financial position and needs. The Fund is not intended to present a balanced investment program.

SECURITIES, INVESTMENT PRACTICES AND RISKS

The following pages contain more detailed information about types of investments the Fund may make and strategies Artisan Partners may employ in pursuit of the Fund's investment objective, including information about the risks and restrictions associated with these instrument types and investment practices. All investment policies stated throughout this prospectus, other than those identified as fundamental, can be changed without shareholder approval. A complete statement of the Fund's investment restrictions is included in the Statement of Additional Information. Compliance with policies and limitations is

                                       18                            Prospectus
determined at the time of purchase of a security; the Fund is not required to sell an investment because of a later change in circumstances.

The Fund may not buy all of these instruments or use all of these techniques to the full extent permitted unless Artisan Partners believes that doing so will help the Fund achieve its goal. As a shareholder, you will receive semi-annual and annual reports detailing the Fund's holdings and describing recent investment practices.

EQUITY SECURITIES

Common stocks represent an equity (ownership) interest in a corporation. This ownership interest often gives the holder the right to vote on measures affecting the company's organization and operations. The equity securities in which the Fund invests may include preferred stocks, including preferred stocks convertible into common stocks. Although common stocks and other equity securities have a history of long-term growth in value, their prices tend to fluctuate in the short term.

The Fund invests mostly in the common stock (or the equivalent of common stock under the applicable foreign law) of foreign companies.

Restrictions: The Fund may not acquire more than 10% of the outstanding voting securities of any one issuer.*

FOREIGN SECURITIES

Investments in foreign securities, including American Depository Receipts ("ADRs"), provide opportunities different from those available in the U.S., and risks which may be greater in some ways than in U.S. investments. ADRs are receipts typically issued by an American bank or trust company evidencing ownership of the underlying securities. See the Fund's Statement of Additional Information for more information.

You should understand and consider carefully the greater risks involved in foreign investing. Investing in foreign securities, positions in which are generally denominated in foreign currencies, and utilization of forward foreign currency exchange contracts involve certain risks and opportunities not typically associated with investing in U.S. securities. These include: fluctuations in exchange rates of foreign currencies; imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers, and issuers of securities; different accounting, auditing, and financial reporting standards; different settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; imposition of foreign taxes; and sometimes less advantageous legal, operational, and financial protections applicable to foreign sub-custodial arrangements. In addition, the costs of investing in foreign securities is higher than the cost of investing in U.S. securities.

Investing in countries outside the U.S. also involves political risk. A foreign government might restrict investments by foreigners, expropriate assets, seize or nationalize foreign bank deposits or other assets, establish exchange controls, or enact other policies that could affect investment in these nations. Economies in individual markets may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many emerging market countries have experienced extremely high rates of inflation for many years. That has had and may continue to have very negative effects on the economies and securities markets of those countries.

--------------------
* The restriction is "fundamental" which means it cannot be changed without shareholder approval.

                                       19                            Prospectus

The securities markets of emerging countries are substantially smaller, less developed, less liquid, and more volatile than the securities markets of the United States and other more developed countries. Disclosure and regulatory standards in many respects are less stringent than in the U.S. There also may be a lower level in emerging markets of monitoring and regulation of traders, insiders, and investors. Enforcement of existing regulations has been extremely limited.

Restrictions: Under normal circumstances, the Fund will invest at least 65% of its total assets in securities of foreign issuers.* In addition, under normal market conditions, the Fund will invest in at least three countries outside the U.S.

DEBT SECURITIES

Bonds and other debt instruments are methods for an issuer to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. Debt securities have varying degrees of quality and varying levels of sensitivity to changes in interest rates. In general, an increase in interest rates will decrease the value of debt securities.

"Investment grade" debt securities are those rated within the four highest ratings categories of Standard & Poor's Corporation ("S&P") or Moody's Investors Services, Inc. ("Moody's") or, if unrated, determined by Artisan Partners to be of comparable quality. Securities rated BBB or Baa are considered to be medium grade and to have speculative characteristics. Investment in non-investment grade debt securities is speculative and involves a high degree of risk.

Lower-rated debt securities (commonly called "junk bonds") are considered speculative and involve greater risk of default or price changes due to changes in the issuer's credit-worthiness. The market prices of these securities may fluctuate more than higher-rated securities and may decline significantly in periods of general economic difficulty.

For more information, see the discussion of debt securities in the statement of additional information.

Restrictions: The Fund intends to be substantially fully invested in equity securities in ordinary circumstances. Except when a defensive posture is considered advisable, the Fund's investments in debt securities will not exceed 35% of the Fund's assets, without regard to their ratings. Investments in debt securities in excess of 35% of the Fund's assets will be restricted to investment grade debt securities. The Fund does not intend to invest more than 5% of its net assets in securities rated below investment grade.

CONVERTIBLE SECURITIES

The Fund may invest in convertible securities (securities convertible into underlying equity securities). In determining whether to purchase a convertible security, Artisan Partners will consider the same criteria that would be considered in purchasing the underlying stock. Although convertible securities purchased by the Fund are frequently rated investment grade, the Fund also may purchase unrated securities or securities rated below investment grade if the securities meet Artisan Partners' other investment criteria.

Restrictions: The Fund does not intend to invest more than 5% of its net assets in convertible securities.

MANAGING INVESTMENT EXPOSURE

The Fund uses various techniques to increase or decrease its exposure to the effects of possible changes in security prices, currency exchange rates or other factors that affect the value of its portfolio. These techniques include buying and selling derivative securities such as options, futures contracts, or options on futures contracts, or

--------------------
* The restriction is "fundamental" which means it cannot be changed without shareholder approval.

                                       20                            Prospectus
entering into currency exchange contracts. INVESTMENTS IN DERIVATIVE SECURITIES INVOLVE SIGNIFICANT RISKS AND MAY INCREASE THE VOLATILITY OF THE FUND.

These techniques are used by Artisan Partners to adjust the risk and return characteristics of the Fund's portfolio. If Artisan Partners judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investments, or if the counterparty to the transaction does not perform as promised, the transaction could result in a loss. Use of these techniques may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. These techniques are used by the Fund for hedging, risk management, or portfolio management purposes and not for speculation. There is no limitation on the percentage of assets that can be committed to derivative securities. However, derivative securities will be used only for hedging purposes. In addition, particular types of derivative securities are subject to certain limitations and restrictions described in the Statement of Additional Information under the heading "Investment Techniques -- Managing Investment Exposure."

CURRENCY EXCHANGE TRANSACTIONS. A currency exchange transaction may be conducted either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through a forward currency exchange contract ("forward contract"). A forward contract is an agreement to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract. Forward contracts are usually entered into with banks and broker-dealers, are not exchange-traded and are usually for less than one year, but may be renewed.

Currency exchange transactions may involve currencies of the different countries in which the Fund may invest and serve as hedges against possible variations in the exchange rate between these currencies. The Fund's currency transactions are limited to TRANSACTION HEDGING and PORTFOLIO HEDGING involving either specific transactions or actual or anticipated positions. Transaction hedging is the purchase or sale of a forward contract with respect to a specific receivable or payable of the Fund accruing in connection with the purchase or sale of portfolio securities. Portfolio hedging is the use of a forward contract with respect to an actual or anticipated portfolio security position denominated or quoted in a particular currency. The Fund may engage in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in such currency. When the Fund owns or anticipates owning securities in countries whose currencies are linked, Artisan Partners may aggregate such positions as to the currency hedged. Although forward contracts may be used to protect the Fund from adverse currency movements, the use of such hedges may reduce or eliminate the potentially positive effect of currency revaluations on the Fund's total return.

OPTIONS AND FUTURES. The Fund may enter into stock index or currency futures contracts (or options thereon) to hedge a portion of its portfolio, to provide an efficient means of regulating its exposure to the equity markets, or as a hedge against changes in prevailing levels of currency exchange rates. The Fund may write covered call options and purchase put and call options on foreign currencies, securities, and stock indices. Futures contracts and options can be highly volatile and are subject to price movements in underlying securities.
The Fund's attempt to use such investments for hedging purposes may not be successful and could result in a loss. In addition, the loss from investing in futures transactions is potentially unlimited and the Fund may be unable to control losses by closing its position where a liquid secondary market does not exist.

                                       21                            Prospectus

ILLIQUID AND RESTRICTED SECURITIES

Some investments may be determined by Artisan Partners to be illiquid, which means that they may be difficult to sell promptly at an acceptable price. Other securities, such as securities acquired in private placements, may be sold only in compliance with certain legal restrictions. These securities are often referred to as Rule 144A securities. Difficulty in selling securities may result in delays or a loss, or may be costly to the Fund. A Rule 144A security may be treated as liquid if the board of directors of the Fund so determines based on an analysis of relevant information including trading activity and availability of reliable price information.

Restrictions: The Fund may not invest more than 10% of its net assets in illiquid or restricted securities other than Rule 144A securities.

DIVERSIFICATION

Diversifying the investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one company, or on a broader scale, limiting the amount invested in any one industry or country.

Restrictions: With respect to 75% of its total assets, the Fund may not invest more than 5% of its total assets in the securities of any one issuer. The Fund may not invest more than 25% of its total assets in any one industry. These limitations do not apply to U.S. government securities.*

LENDING PORTFOLIO SECURITIES; WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

The Fund may make loans of its portfolio securities to broker-dealers and banks. In addition, the Fund may invest in securities purchased on a when-issued or delayed-delivery basis. Although the payment terms of these securities are established at the time the Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. The Fund will make such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if it is deemed advisable for investment reasons.

Restrictions: The Fund may not lend securities if, as a result, the aggregate value of all securities loaned would exceed one-third of its total assets./* / The Fund does not currently intend to loan more than 5% of its net assets or to have commitments to purchase when-issued securities in excess of 5% of its net assets.

BORROWING

The Fund may establish and maintain a line of credit with a major bank in order to permit borrowing on a temporary basis. The Fund will not purchase securities when total borrowings by the Fund are greater than 5% of its net asset value.

Restrictions: The Fund may not borrow money, except as a temporary measure for extraordinary or emergency purposes, and then the aggregate borrowings at any one time may not exceed 33 1/3% of its total assets (at market).**


OTHER INVESTMENT COMPANIES

Certain markets are closed in whole or in part to equity investments by foreigners. The Fund may be able to invest in such markets solely or primarily through governmentally-authorized investment companies.

Investment in another investment company may involve the payment of a premium above the value of the issuer's portfolio securities and is subject to market availability. In the case of a purchase of

--------------------
* The restriction is "fundamental" which means it cannot be changed without shareholder approval.

** The restriction is "fundamental" which means it cannot be changed without shareholder approval.

                                       22                            Prospectus
shares of such a company in a public offering, the purchase price may include an underwriting spread. The Fund does not intend to invest in other investment companies unless, in the judgment of Artisan Partners, the potential benefits of such investment justify the payment of any applicable premium or sales charge. As a shareholder in an investment company, the Fund would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time the Fund would continue to pay its own management fees and other expenses.

Restrictions. The Fund generally may invest up to 10% of its assets in shares of other investment companies and up to 5% of its assets in any one investment company (in each case measured at the time of investment). No investment in another investment company may represent more than 3% of the outstanding voting stock of the acquired investment company at the time of investment.

PORTFOLIO TURNOVER

During normal market conditions, it is anticipated that the Fund's portfolio turnover rate generally will be between 75% and 100%, but may vary significantly from year to year. Flexibility of investment and emphasis on long-term capital appreciation may involve greater portfolio turnover than that of mutual funds that have the objectives of income or maintenance of a balanced investment position. A higher rate of portfolio turnover may result in increased transaction expenses and the realization of capital gains and losses. Portfolio turnover in excess of 100% is considered to be high.

                                       23                            Prospectus

                              Artisan Funds, Inc.
                      1000 North Water Street, Suite 1770
                           Milwaukee, Wisconsin 53202
                                 (414) 390-6100
                                 (800) 344-1770

                      STATEMENT OF ADDITIONAL INFORMATION
                               December 28, 1995

                           Artisan International Fund


________________________________________________________________________________

          Artisan International Fund (the "Fund") is a series of Artisan Funds, Inc. ("Artisan Funds"). This statement of additional information is not a prospectus. It should be read in conjunction with the prospectus of the Fund dated December 28, 1995 and any supplement to the prospectus. That prospectus can be obtained without charge by calling or writing to the Fund.

                               TABLE OF CONTENTS


                                                                     Page
                                                                     ----
Information about the Fund.........................................     2

Investment Objective and Policies..................................     2

Investment Techniques and Risks....................................     2

Investment Restrictions............................................    13

Performance Information............................................    16

Directors and Officers.............................................    19

Investment Advisory Services.......................................    22

Portfolio Transactions.............................................    23

Purchasing and Redeeming Shares....................................    24

Additional Tax Information.........................................    24

Custodian..........................................................    25

Independent Accountants............................................    25

                          INFORMATION ABOUT THE FUND

          The Fund is a series of Artisan Funds, Inc. ("Artisan Funds"). Artisan Partners Limited Partnership ("Artisan Partners") provides investment advisory services to the Fund.

          The discussion below supplements the description in the prospectus of the Fund's investment objective, policies and restrictions.

                       INVESTMENT OBJECTIVE AND POLICIES

          Artisan International Fund invests for maximum long-term capital growth. The Fund seeks to achieve its objective by investing primarily in the stocks of foreign companies. The investment objective of the Fund may be changed by the board of directors without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940) of the Fund.

          The Fund invests primarily in equity securities, including common and preferred stocks, warrants or other similar rights, and convertible securities, of foreign issuers. The Fund also may invest in any other type of security, including debt securities.

                        INVESTMENT TECHNIQUES AND RISKS

Foreign Securities

          Under normal market conditions, the Fund invests at least 65% of its total assets in foreign securities (including American Depository Receipts ("ADRs")), which may entail a greater degree of risk (including risks relating to exchange rate fluctuations, tax provisions, or expropriation of assets) than does investment in securities of domestic issuers. ADRs are receipts typically issued by an American bank or trust company evidencing ownership of the underlying securities. The Fund may invest in sponsored or unsponsored ADRs.
In the case of an unsponsored ADR, the Fund is likely to bear its proportionate share of the expenses of the depository and it may have greater difficulty in receiving shareholder communications than it would have with a sponsored ADR. The Fund does not intend to invest more than 5% of its net assets in unsponsored ADRs.

          With respect to portfolio securities that are issued by foreign issuers or denominated in foreign currencies, the Fund's investment performance is affected by the strength or weakness of the U.S. dollar against these currencies. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a yen-denominated stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the yen-denominated stock will fall. (See discussion of transaction hedging and portfolio hedging under "Managing Investment Exposure.")

          Investors should understand and consider carefully the risks involved in foreign investing. Investing in foreign securities, positions in which are generally denominated in foreign currencies, and utilization of forward foreign currency exchange contracts involve certain considerations comprising both risks and opportunities not typically associated with investing in U.S. securities. These considerations include: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers, and issuers of securities; lack of uniform accounting, auditing, and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; possible imposition of foreign taxes; possible investment in securities of companies in developing as well as developed countries; and sometimes less advantageous legal, operational, and financial protections applicable to foreign sub-custodial arrangements.

          Although the Fund will try to invest in companies and governments of countries having stable political environments, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other adverse political, social or diplomatic developments that could affect investment in these nations.

Debt Securities

          In pursuing its investment objective, the Fund may invest in debt securities of corporate and governmental issuers. The risks inherent in debt securities depend primarily on the term and quality of the obligations in the Fund's portfolio as well as on market conditions. A decline in the prevailing levels of interest rates generally increases the value of debt securities, while an increase in rates usually reduces the value of those securities.

          Investments in debt securities by the Fund may be in those that are within the four highest ratings categories of Standard & Poor's Corporation ("S&P") or Moody's Investors Services, Inc. ("Moody's") (generally referred to as "investment grade") or, if unrated, deemed to be of comparable quality by Artisan Partners. However, the Fund may invest up to 35% of its net assets in debt securities that are rated below investment grade. The Fund does not currently intend to invest more than 5% of its net assets in securities rated below investment grade.

          Debt securities in the fourth highest grade may possess speculative characteristics, and changes in economic conditions are more likely to affect the issuer's capacity to pay interest and repay principal. If the rating of a security held by the Fund is lost or reduced below investment grade, the Fund is not required to dispose of the security, but Artisan Partners will consider that fact in determining whether the Fund should continue to hold the security.

          Securities that are rated below investment grade are considered predominantly speculative with respect to the issuer's capacity to pay interest and repay principal according to the terms of the obligation and therefore carry greater investment risk, including the possibility of issuer default and bankruptcy.

Defensive Investments

          The Fund intends to be substantially fully invested in equity securities of non-U.S. issuers in ordinary circumstances, although the Fund may invest without limit in corporate or government obligations (U.S. or non-U.S.) or hold cash or cash equivalents if Artisan Partners determines that a temporary defensive position is advisable.

Convertible Securities

          Convertible securities include any corporate debt security or preferred stock that may be converted into underlying shares of common stock. The common stock underlying convertible securities may be issued by a different entity than the issuer of the convertible securities. Convertible securities entitle the holder to receive interest payments paid on corporate debt securities or the dividend preference on a preferred stock until such time as the convertible security matures or is redeemed or until the holder elects to exercise the conversion privilege.

          The value of convertible securities is influenced by both the yield of non-convertible securities of comparable issuers and by the value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its 'investment value.' The investment value of the convertible security will typically fluctuate inversely with changes in prevailing interest rates. However, at the same time, the convertible security will be influenced by its `conversion value,' which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock.

          By investing in convertible securities, the Fund obtains the right to benefit from the capital appreciation potential in the underlying stock upon exercise of the conversion right, while earning higher current income than would be available if the stock were purchased directly. In determining whether to purchase a convertible security, Artisan Partners will consider the same criteria that would be considered in purchasing the underlying stock. Although convertible securities purchased by the Fund are frequently rated investment grade, the Fund also may purchase unrated securities or securities rated below investment grade if the securities meet Artisan Partners' other investment criteria. Convertible securities rated below investment grade (a) tend to be more sensitive to interest rate and economic changes, (b) may be obligations of issuers who are less creditworthy than issuers of higher quality convertible securities, and (c) may be more thinly traded due to such securities being less well known to investors than either common stock or conventional debt securities. As a result, Artisan Partners' own investment research and analysis tends to be more important in the purchase of such securities than other factors.

Managing Investment Exposure

          The Fund uses various techniques to increase or decrease its exposure to the effects of possible changes in security prices, currency exchange rates or other factors that affect the value of its portfolio. These techniques include buying and selling options, futures contracts, or options on futures contracts, or entering into currency exchange contracts.

          These techniques are used by Artisan Partners to adjust the risk and return characteristics of the Fund's portfolio. If Artisan Partners judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investments, or if the counterparty to the transaction does not perform as promised, the transaction could result in a loss. Use of these techniques may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. These techniques are used by the Fund for hedging, risk management or portfolio management purposes and not for speculation.

          Currency Exchange Transactions. Currency exchange transactions may be conducted either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through forward currency exchange contracts ("forward contracts"). Forward contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract. Forward contracts are usually entered into with banks and broker-dealers, are not exchange traded, and are usually for less than one year, but may be renewed.

          Forward currency transactions may involve currencies of the different countries in which the Fund may invest, and serve as hedges against possible variations in the exchange rate between these currencies. Currency transactions are limited to transaction hedging and portfolio hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward contracts with respect to specific receivables or payables of the Fund accruing in connection with the purchase and sale of its portfolio securities. Portfolio hedging is the use of forward contracts with respect to portfolio security positions denominated or quoted in a particular currency. Portfolio hedging allows the Fund to limit or reduce exposure in a foreign currency by entering into a forward contract to sell or buy such foreign currency (or another foreign currency that acts as a proxy for that currency) so that the U.S. dollar value of certain underlying foreign portfolio securities can be approximately matched by an equivalent U.S. dollar liability. The Fund may not engage in portfolio hedging with respect to the currency of a particular country to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that particular currency, except that the Fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currencies or currency act as an effective proxy for other currencies. In such a case, the Fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in the Fund. The Fund may not engage in "speculative" currency exchange transactions.

          At the maturity of a forward contract to deliver a particular currency, the Fund may either sell the portfolio security related to such contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

          It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for the Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency the Fund is obligated to deliver.

          If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the currency. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive the Fund of unrealized profits or force the Fund to cover its commitments for purchase or sale of currency, if any, at the current market price.

          Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to the Fund of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period, and prevailing market conditions. Because currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.

          Options on Securities and Indexes. The Fund may purchase and sell put options and call options on securities, indexes or foreign currencies in standardized contracts traded on recognized securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ. The Fund may purchase agreements, sometimes called cash puts, that may accompany the purchase of a new issue of bonds from a dealer.

          An option on a security (or index) is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from
(call) or sell to (put) the seller (writer) of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option (normally not exceeding nine months). The writer of an option on an individual security or on a foreign currency has the obligation upon exercise of the option to deliver the underlying security or foreign currency upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security or foreign currency. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

          The Fund will write call options and put options only if they are "covered." For example, in the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount are held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio.

          A put option is "covered" if the Fund maintains cash, Treasury bills, or other higher-grade short-term obligations with a value equal to the exercise price in a segregated account with its custodians, or owns on a share-for-share or equal principal amount basis a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

          If an option written by the Fund expires, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by the Fund expires, the Fund realizes a capital loss equal to the premium paid.

          Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

          The Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

          A put or call option purchased by the Fund is an asset of the Fund, valued initially at the premium paid for the option. The premium received for an option written by the Fund is recorded as a deferred credit. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

          Risks Associated with Options on Securities and Indexes. There are several risks associated with transactions in options. For example, there are significant differences between the securities markets, the currency markets, and the options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or expected events.

          There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option would expire and become worthless. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, the Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

          If trading were suspended in an option purchased or written by the Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased.

          Futures Contracts and Options on Futures Contracts. The Fund may use interest rate futures contracts, index futures contracts, and foreign currency futures contracts. An interest rate, index or foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or the cash value of an index/1/ at a specified price and time. A public market exists in futures contracts covering a number of indexes (including, but not limited to: the Standard & Poor's 500 Index, the Value Line Composite Index, and the New York Stock Exchange Composite Index) as well as financial instruments (including, but not limited to: U.S. Treasury bonds, U.S. Treasury notes, Eurodollar certificates of deposit, and foreign currencies). Other index and financial instrument futures contracts are available and it is expected that additional futures contracts will be developed and traded.

          The Fund may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities, indexes and foreign currencies (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position
(call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. The Fund might, for example, use futures contracts to hedge against or gain exposure to fluctuations in the general level of stock prices, anticipated changes in interest rates or currency fluctuations that might adversely affect either the value of the Fund's securities or the price of the securities that the Fund intends to purchase. Although other techniques could be used to reduce or increase the Fund's exposure to stock price, interest rate and currency fluctuations, the Fund may be able to achieve its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

--------------------

/1/ A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of a securities index is a function of the value of certain specified securities, no physical delivery of those securities is made.

          The Fund will only enter into futures contracts and futures options that are standardized and traded on an exchange, board of trade, or similar entity, or quoted on an automated quotation system.

          The success of any futures transaction depends on Artisan Partners correctly predicting changes in the level and direction of stock prices, interest rates, currency exchange rates and other factors. Should those predictions be incorrect, the Fund's return might have been better had the transaction not been attempted; however, in the absence of the ability to use futures contracts, Artisan Partners might have taken portfolio actions in anticipation of the same market movements with similar investment results but, presumably, at greater transaction costs.

          When a purchase or sale of a futures contract is made by the Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. Government securities or other securities acceptable to the broker ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Fund expects to earn interest income on its initial margin deposits. A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking-to-market." Variation margin paid or received by the Fund does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract had expired at the close of the previous day. In computing daily net asset value, the Fund will mark-to-market its open futures positions.

          The Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

          Although some futures contracts call for making or taking delivery of the underlying securities, usually these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund engaging in the transaction realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund engaging in the transaction realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

          Risks Associated with Futures. There are several risks associated with the use of futures contracts and futures options. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. In trying to increase or reduce market exposure, there can be no guarantee that there will be a correlation between price movements in the futures contract and in the portfolio exposure sought. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given transaction not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as: variations in speculative market demand for futures, futures options and the related securities, including technical influences in futures and futures options trading and differences between the securities market and the securities underlying the standard contracts available for trading. For example, in the case of index futures contracts, the composition of the index, including the issuers and the weighting of each issue, may differ from the composition of the Fund's portfolio, and, in the case of interest rate futures contracts, the interest rate levels, maturities, and creditworthiness of the issues underlying the futures contract may differ from the financial instruments held in the Fund's portfolio. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected stock price or interest rate trends.

          Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Stock index futures contracts are not normally subject to such daily price change limitations.

          There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures or futures option position. The Fund would be exposed to possible loss on the position during the interval of inability to close, and would continue to be required to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

          Limitations on Options and Futures. If other options, futures contracts, or futures options of types other than those described herein are traded in the future, the Fund also may use those investment vehicles, provided the board of directors determines that their use is consistent with the Fund's investment objective.

          The Fund will not enter into a futures contract or purchase an option thereon if, immediately thereafter, the initial margin deposits for futures contracts held by the Fund plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money,"/2/ would exceed 5% of the Fund's total assets.

           When purchasing or selling a futures contract or writing a put option on a futures contract, the Fund must maintain with its custodian (or broker, if legally permitted) cash or cash equivalents (including any margin) equal to the market value of such contract. When writing a call option on a futures contract, the Fund similarly will maintain with its custodian cash or cash equivalents (including any margin) equal to the amount by which such option is in-the-money until the option expires or is closed out by the Fund.

          The Fund may not maintain open short positions in futures contracts, call options written on futures contracts or call options written on indexes if, in the aggregate, the market value of all such open positions exceeds the current value of the securities in its portfolio, plus or minus unrealized gains and losses on the open positions, adjusted for the historical relative volatility of the relationship between the portfolio and the positions. For this purpose, to the extent the Fund has written call options on specific securities in its portfolio, the value of those securities will be deducted from the current market value of the securities portfolio.

--------------------

/2/ A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

          In order to comply with Commodity Futures Trading Commission Regulation 4.5 and thereby avoid being deemed a "commodity pool operator," the Fund will use commodity futures or commodity options contracts solely for bona fide hedging purposes within the meaning and intent of Regulation 1.3(z), or, with respect to positions in commodity futures and commodity options contracts that do not come within the meaning and intent of Regulation 1.3(z), the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of the assets of the Fund, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into (in the case of an option that is in-the-money at the time of purchase, the in the-money amount (as defined in Section 190.01(x) of the Commission Regulations) may be excluded in computing such 5%).

          As long as the Fund continues to sell its shares in certain states, the Fund's options and futures transactions also will be subject to certain non-fundamental investment restrictions set forth under "Investment Restrictions" in this statement of additional information.

          Taxation of Options and Futures. If the Fund exercises a call or put option that it holds, the premium paid for the option is added to the cost basis of the security purchased (call) or deducted from the proceeds of the security sold (put). For cash settlement options and futures options exercised by the Fund, the difference between the cash received at exercise and the premium paid is a capital gain or loss.

          If a call or put option written by the Fund is exercised, the premium is included in the proceeds of the sale of the underlying security (call) or reduces the cost basis of the security purchased (put). For cash settlement options and futures options written by the Fund, the difference between the cash paid at exercise and the premium received is a capital gain or loss.

          Entry into a closing purchase transaction will result in capital gain or loss. If an option written by the Fund is in-the-money at the time it was written and the security covering the option was held for more than the long-term holding period prior to the writing of the option, any loss realized as a result of a closing purchase transaction will be long-term. The holding period of the securities covering an in-the-money option will not include the period of time the option is outstanding.

          If the Fund writes an equity call option/3/ other than a "qualified covered call option," as defined in the Internal Revenue Code, any loss on such option transaction, to the extent it does not exceed the unrealized gains on the securities covering the option, may be subject to deferral until the securities covering the option have been sold.

          A futures contract held until delivery results in capital gain or loss equal to the difference between the price at which the futures contract was entered into and the settlement price on the earlier of delivery notice date or expiration date. If the Fund delivers securities under a futures contract, the Fund also realizes a capital gain or loss on those securities.

          For Federal income tax purposes, the Fund generally is required to recognize for each taxable year its net unrealized gains and losses as of the end of the year on futures, futures options and non-equity options positions ("year-end mark-to-market"). Generally, any gain or loss recognized with

--------------------

/3/ An equity option is defined to mean any option to buy or sell stock, and any other option the value of which is determined by reference to an index of stocks of the type that is ineligible to be traded on a commodity futures exchange (e.g., an option contract on a sub-index based on the price of nine hotel-casino stocks). The definition of equity option excludes options on broad-based stock indexes (such as the Standard & Poor's 500 index).

respect to such positions (either by year-end mark-to-market or by actual closing of the positions) is considered to be 60% long-term and 40% short-term, without regard to the holding periods of the contracts. However, in the case of positions classified as part of a "mixed straddle," the recognition of losses on certain positions (including options, futures and futures options positions, the related securities and certain successor positions thereto) may be deferred to a later taxable year. Sale of futures contracts or writing of call options (or futures call options) or buying put options (or futures put options) that are intended to hedge against a change in the value of securities held by the Fund may affect the holding period of the hedged securities.

          If the Fund were to enter into a short index future, short index futures option or short index option position and the Fund's portfolio were deemed to "mimic" the performance of the index underlying such contract, the option or futures contract position and the Fund's stock positions may be deemed to be positions in a mixed straddle, subject to the above-mentioned loss deferral rules.

          In order for the Fund to continue to qualify for Federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts). In addition, gains realized on the sale or other disposition of securities held for less than three months must be limited to less than 30% of the Fund's annual gross income. Any net gain realized from futures (or futures options) contracts will be considered gain from the sale of securities and therefore be qualifying income for purposes of the 90% requirement. In order to avoid realizing excessive gains on securities held less than three months, the Fund may be required to defer the closing out of certain positions beyond the time when it would otherwise be advantageous to do so.

          The Fund intends to distribute to shareholders annually any capital gains that have been recognized for Federal income tax purposes (including year-end mark-to-market gains) on options and futures transactions, together with gains on other Fund investments, to the extent such gains exceed recognized
capital losses and any net capital loss carryovers of the Fund.   Shareholders
will be advised of the nature of such capital gain distributions.

Rule 144A Securities

          The Fund may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A under the 1933 Act. (Such securities are hereinafter referred to as "Rule 144A securities.") That Rule permits certain qualified institutional buyers, including investment companies that own and invest at least $100 million in securities, to trade in privately placed securities that have not been registered for sale under the 1933 Act. Artisan Partners, under the supervision of the board of directors, will consider whether Rule 144A securities are illiquid and thus subject to the Fund's restriction of investing no more than 10% of its net assets in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, Artisan Partners will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, Artisan Partners could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored and, if as a result of changed conditions, Artisan Partners determined that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not invest more than 10% of its assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

Lending of Portfolio Securities

          Subject to restriction (3) under "Investment Restrictions" in this statement of additional information, the Fund may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and also would receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Fund would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days.
The Fund would not have the right to vote the securities during the existence of the loan but would call the loan to permit voting of the securities if, in Artisan Partners' judgment, a material event requiring a shareholder vote would otherwise occur before the loan was repaid. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including
(a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. The Fund does not currently intend to loan more than 5% of its net assets.

When-Issued and Delayed-Delivery Securities; Reverse Repurchase Agreements

          The Fund may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time the Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. The Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if Artisan Partners deems it advisable for investment reasons. The Fund does not currently intend to have commitments to purchase when-issued securities in excess of 5% of its net assets.

          The Fund may enter into reverse repurchase agreements with banks and securities dealers. A reverse repurchase agreement is a repurchase agreement in which the Fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of securities because it avoids certain market risks and transaction costs. However, reverse repurchase agreements will be treated as borrowing and subject to the Artisan Funds' fundamental limitation on borrowing.

          At the time the Fund enters into a binding obligation to purchase securities on a when-issued or delayed-delivery basis or enters into a reverse repurchase agreement, liquid assets (cash, U.S. Government securities or other "high-grade" debt obligations) of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation. The use of these investment strategies, as well as borrowing under a line of credit as described below, may increase net asset value fluctuation.

Short Sales

          The Fund may make short sales "against the box." In a short sale, the Fund sells a borrowed security and is required to return the identical security to the lender. A short sale "against the box" involves the sale of a security with respect to which the Fund already owns an equivalent security in kind and amount. A short sale "against the box" enables the Fund to obtain the current market price of a security which it desires to sell but is unavailable for settlement. The Fund does not currently intend to have commitments to make short sales "against the box" in excess of 5% of its net assets.

Line of Credit

          Subject to restriction (4) under "Investment Restrictions" in this statement of additional information, the Fund may establish and maintain a line of credit with a bank in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowing may be preferable to liquidation of portfolio securities.

Portfolio Turnover

          Although the Fund does not purchase securities with a view to rapid turnover, there are no limitations on the length of time that portfolio securities must be held. At times, the Fund may invest for short-term capital appreciation. Portfolio turnover can occur for a number of reasons such as general conditions in the securities markets, more favorable investment opportunities in other securities, or other factors relating to the desirability of holding or changing a portfolio investment. Because of the Fund's flexibility of investment and emphasis on growth of capital, it may have greater portfolio turnover than that of mutual funds that have primary objectives of income or maintenance of a balanced investment position. The future turnover rate may vary greatly from year to year. A high rate of portfolio turnover in the Fund, if it should occur, would result in increased transaction expense, which must be borne by the Fund. High portfolio turnover also may result in the realization of capital gains or losses and, to the extent net short-term capital gains are realized, any distributions resulting from such gains will be considered ordinary income for Federal income tax purposes. (See "Dividend, Capital Gains, and Taxes" in the prospectus, and "Additional Tax Information" in this statement of additional information.)


                            INVESTMENT RESTRICTIONS

Fundamental Restrictions

          Artisan Funds has adopted the following investment restrictions for Artisan International Fund, which may not be changed without the approval of the Fund's shareholders, under which the Fund may not:

          (1) act as an underwriter of securities, except insofar as it may be deemed an underwriter for purposes of the Securities Act of 1933 on disposition of securities acquired subject to legal or contractual restrictions on resale;

          (2) purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein), commodities, or commodity contracts, except that it may enter into (a) futures and options on futures and
(b) forward contracts;

          (3) make loans, but this restriction shall not prevent the Fund from
(a) buying a part of an issue of bonds, debentures, or other obligations which are publicly distributed, or from investing up to an aggregate of 15% of its total assets (taken at market value at the time of each purchase) in parts of issues of bonds, debentures or other obligations of a type privately placed with financial institutions, (b) investing in repurchase agreements,/4/ or (c) lending portfolio securities, provided that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33% of its total assets (taken at market value at the time of such loan);

          (4) borrow (including entering into reverse repurchase agreements), except that it may (a) borrow up to 33 1/3% of its total assets, taken at market value at the time of such borrowing, as a temporary measure for extraordinary or emergency purposes, but not to increase portfolio income and (b) enter into transactions in options, futures, and options on futures;/5/

          (5) invest in a security if more than 25% of its total assets (taken at market value at the time of a particular purchase) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

          (6) issue any senior security except to the extent permitted under the Investment Company Act of 1940;

          (7) with respect to 75% of its total assets, invest more than 5% of its total assets, taken at market value at the time of a particular purchase, in the securities of a single issuer, except for securities issued or guaranteed by the Government of the U.S. or any of its agencies or instrumentalities or repurchase agreements for such securities;

          (8) acquire more than 10%, taken at the time of a particular purchase, of the outstanding voting securities of any one issuer.

          The Fund's investment objective is not a fundamental restriction and, therefore, a change in the objective is not subject to shareholder approval. However, investors in the Fund will receive written notification at least 30 days' prior to any change in the Fund's investment objective.


Non-Fundamental Restrictions

          The Fund also is subject to the following non-fundamental restrictions and policies, which may be changed by the board of directors. The Fund may not:

--------------------

/4/ A repurchase agreement involves the sale of securities to the Fund, with the concurrent agreement of the seller to repurchase the securities at the same price plus an amount representing interest at an agreed-upon interest rate, within a specified time, usually less than one week, but, on occasion, at a later time. Repurchase agreements entered into by the Fund will be fully collateralized and will be marked-to-market daily. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses, including: (a) possible decline in the value of the collateral during the period while the Fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights.

/5/ The Fund will not purchase securities when total borrowings by the Fund are greater than 5% of its net asset value.

          (a) invest in any of the following: (i) interests in oil, gas, or other mineral leases or exploration or development programs (except readily marketable securities, including but not limited to master limited partnership interests, that may represent indirect interests in oil, gas, or other mineral exploration or development programs); (ii) puts, calls, straddles, spreads, or any combination thereof if by reason thereof the value of the Fund's aggregate investment in such securities exceed 5% of its total assets (except that the Fund may enter into transactions in options, futures, and options on futures); and (iii) limited partnerships in real estate unless they are readily marketable;

          (b) invest in companies for the purpose of exercising control or management;

          (c) purchase more than 3% of the stock of another investment company or purchase stock of other investment companies equal to more than 5% of the Fund's total assets (valued at time of purchase) in the case of any one other investment company and 10% of such assets (valued at time of purchase) in the case of all other investment companies in the aggregate; any such purchases are to be made in the open market where no profit to a sponsor or dealer results from the purchase, other than the customary broker's commission, except for securities acquired as part of a merger, consolidation, acquisition or reorganization;/6/

          (d) purchase or hold securities of an issuer if 5% of the securities of such issuer are owned by those officers, directors or partners of the Fund or of its investment adviser, who each own beneficially more than 1/2 of 1% of the securities of that issuer;

          (e) purchase securities of issuers (other than issuers of Federal agency obligations or securities issued or guaranteed by any foreign country or asset-backed securities) that, including their predecessors or unconditional guarantors, have been in operation for less than three years, if by reason of such purchase the value of the Fund's investment in all such securities will exceed 5% of its total assets (valued at time of purchase);

          (f) mortgage, pledge, or hypothecate its assets, except as may be necessary in connection with permitted borrowings or in connection with options, futures, and options on futures;

          (g) invest more than 5% of its net assets (valued at time of purchase) in warrants, nor more than 2% of its net assets in warrants that are not listed on the New York or American stock exchange;

          (h) buy or sell an option on a security, a futures contract, or an option on a futures contract unless the option, the futures contract, or the option on the futures contract is offered through the facilities of a recognized securities association or listed on a recognized exchange or similar entity;

          (i) purchase a put or call option if the aggregate premiums paid for all put and call options exceed 5% of its net assets (less the amount by which any such positions are in-the-money), excluding put and call options purchased as closing transactions;

          (j) invest more than 10% of its net assets in restricted securities, other than securities eligible for resale pursuant to Rule 144A of the Securities Act of 1933;

          (k) purchase securities on margin (except for use of short-term credits as are necessary for the clearance of transactions), or sell securities short unless (i) the Fund owns or has the right to obtain securities equivalent in kind and amount to those sold short at no added cost or (ii) the

--------------------

/6/ As long as Fund shares are offered for sale in California, the Fund will not acquire or retain the shares of other open-end investment companies.

securities sold are "when issued" or "when distributed" securities which the Fund expects to receive in recapitalization, reorganization, or other exchange for securities the Fund contemporaneously owns or has the right to obtain and provided that transactions in options, futures, and options on futures are not treated as short sales; or

          (l) invest more than 10% of its net assets (taken at market value at the time of each purchase) in illiquid securities, including repurchase agreements maturing in more than seven days.

                            PERFORMANCE INFORMATION

          From time to time the Fund may quote total return figures. "Total Return" for a period is the percentage change in value during the period of an investment in shares of a fund, including the value of shares acquired through reinvestment of all dividends and capital gains distributions. "Average Annual Total Return" is the average annual compounded rate of change in value represented by the Total Return for the period.

          Average Annual Total Return is computed as follows:

                           n
               ERV = P(l+T)

     Where:  P = a hypothetical initial investment of $1,000
             T = average annual total return
             n = number of years
             ERV = ending redeemable value of a hypothetical $1,000 investment made at the beginning of the period, at the end of the period (or fractional portion thereof)

          The Fund imposes no sales charges and pays no distribution expenses. Income taxes are not taken into account. Performance figures quoted by the Fund are not necessarily indicative of future results. The Fund's performance is a function of conditions in the securities markets, portfolio management, and operating expenses. Although information about past performance is useful in reviewing the Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

          In advertising and sales literature, the performance of the Fund may be compared with that of other mutual funds, indexes or averages of other mutual funds, indexes of related financial assets or data, other accounts or partnerships managed by Artisan Partners, and other competing investment and deposit products available from or through other financial institutions. The composition of these indexes, averages or accounts differs from that of the Fund. Comparison of the Fund to an alternative investment should consider differences in features and expected performance.

          All of the indexes and averages noted below will be obtained from the indicated sources or reporting services, which the Fund generally believes to be accurate. The Fund also may note its mention (including performance or other comparative rankings) in newspapers, magazines, or other media from time to time. However, the Fund assumes no responsibility for the accuracy of such data. Newspapers and magazines and other media which might mention the Fund include, but are not limited to, the following:

      Atlanta Constitution                     Mutual Fund Letter
      Barron's                                 Mutual Fund News Service
      Boston Herald                            Mutual Fund Values
      Business Week                            Morningstar Publications
      Chicago Tribune                          Newsweek
      Chicago Sun-Times                        The New York Times
      Cleveland Plain Dealer                   No-Load Fund Investor
      CNBC                                     Outstanding Investor Digest
      CNN                                      Pension World
      Crain's Chicago                          Pensions and Investments
        Business                               Personal Investor
      Consumer Reports                         Jane Bryant Quinn (syndicated
      Consumer Digest                          column)
      Financial World                          Louis Rukeyser's Mutual Fund
      Forbes                                   The San Francisco Chronicle
      Fortune                                  Smart Money
      Fund Action                              Stranger's Investment Adviser
      Investor's Business Daily                13D Opportunities Report
      Kiplinger's Personal                     Time
        Finance Magazine                       United Mutual Fund Selector
      Knight-Ridder                            USA Today
      Los Angeles Times                        U.S. News and World Report
      Milwaukee Business Journal               The Wall Street Journal
      Milwaukee Journal Sentinel               Working Woman
      Money                                    Worth
                                               Your Money

          When a newspaper, magazine or other publication mentions the Fund, such mention may include: (i) listings of some or all of the Fund's holdings,
(ii) descriptions of characteristics of some or all of the securities held by the Fund, including price-earnings ratios, earnings, growth rates and other statistical information, and comparisons of that information to similar statistics for the securities comprising any of the indexes or averages listed above; and (iii) descriptions of the Fund's or a portfolio manager's economic and market outlook, generally and for the Fund.

          The Fund may compare its performance to the Consumer Price Index (All Urban), a widely recognized measure of inflation.

          The performance of the Fund may be compared to the following indexes or averages:

Dow-Jones Industrial Average                 New York Stock Exchange Composite
Standard & Poor's 500 Stock Index            Index
Standard & Poor's 400 Industrials            American Stock Exchange Composite
Standard & Poor's Mid-Cap 400 Index          Index
Wilshire 5000                                NASDAQ Composite
(These indexes are widely recognized         NASDAQ Industrials
indicators of general U.S. stock market      (These indexes generally reflect
results.)                                    the performance of stocks traded
                                             in the indicated markets.)

EAFE Index
Financial Times-Actuaries World Index (Ex-U.S.)
Morgan Stanley Capital International World Index
(These indexes are widely recognized indicators of the international markets)

          The performance of the Fund also may be compared to the following mutual fund industry indexes or averages: Lipper International & Global Funds Average; Lipper General Equity Funds Average; Lipper Equity Funds Average; Lipper International Index; ICD International Equity Funds Average; ICD All Equity Funds Average; ICD General Equity Average; ICD Global Equity Funds Average; ICD International Equity and Global Equity Funds Average; ICD Foreign Securities Index; Morningstar International Stock Average; Morningstar U.S. Diversified Average; Morningstar Equity Fund Average; Morningstar Hybrid Fund Average; Morningstar All Equity Funds Average; and Morningstar General Equity Average.

          The ICD Indexes reflect the unweighted average total return of the largest twenty four funds within their respective category as calculated and published by ICD.

          The Lipper International Fund index reflects the net asset value weighted return of the ten largest international funds.

          The Lipper, ICD and Morningstar averages are unweighted averages of total return performance of mutual funds as classified, calculated and published by these independent services that monitor the performance of mutual funds. The Fund also may use comparative performance as computed in a ranking by Lipper or category averages and rankings provided by another independent service. Should Lipper or another service reclassify the Fund to a different category or develop (and place the Fund into) a new category, the Fund may compare its performance or ranking against other funds in the newly assigned category, as published by the service. The Fund may compare its performance or ranking against all funds tracked by Lipper or another independent service.

          The Fund may cite its rating, recognition or other mention by Morningstar, Inc. ("Morningstar") or any other entity. Morningstar's rating system is based on risk-adjusted total return performance and is expressed in a star-rating format. The risk-adjusted number is computed by subtracting a Fund's risk score (which is a function of the Fund's monthly returns less the 3-month Treasury bill return) from the Fund's load-adjusted total return score. This numerical score is then translated into rating categories, with the top 10% labeled five star, the next 22.5% labeled four star, the next 35% labeled three star, the next 22.5% labeled two star and the bottom 10% one star. A high rating reflects either above-average returns or below-average risk, or both.

          To illustrate the historical returns on various types of financial assets, the Fund may use historical data provided by Ibbotson Associates, Inc. ("Ibbotson"), a Chicago-based investment firm. Ibbotson constructs (or obtains) very long-term (since 1926) total return data (including, for example, total return indexes, total return percentages, average annual total returns and standard deviations of such returns) for the following asset types: common stocks, small company stocks, long-term corporate bonds, long-term government bonds, intermediate-term government bonds, U.S. Treasury bills and Consumer Price Index. The Fund also may use historical data compiled by Prudential Securities, Inc., or by other similar sources believed by the Fund to be accurate, illustrating the past performance of small-capitalization stocks, large-capitalization stocks, common stocks, equity securities, growth stocks (small-capitalization, large-capitalization, or both) and value stocks (small-capitalization, large-capitalization, or both).

                            DIRECTORS AND OFFICERS

          Directors and officers of the Fund, and their principal business occupations during at least the last five (5) years, are shown below. Directors deemed to be "interested persons" of the Fund for purposes of the 1940 Act are indicated with an asterisk.

                        Positions Held               Principal Occupations
Name and Age            with Registrant              during Past 5 Years
------------            ---------------              ---------------------
Andrew A. Ziegler*      Director, Chairman of the    Managing Partner of
       (37)             Board and Chief Executive    Artisan Partners; prior to
                        Officer                      founding Artisan Partners,
                                                     president and chief
                                                     operating officer of
                                                     Strong/Corneliuson Capital
                                                     Management ("Strong") and
                                                     president of the Strong
                                                     Funds from 1990 to 1994;
                                                     prior thereto, attorney
                                                     with the law firm of
                                                     Godfrey & Kahn, S.C.,
                                                     Milwaukee, WI.

Carlene Murphy          Director and President       Managing Partner of
Ziegler*                                             Artisan Partners; prior to
       (39)                                          founding Artisan Partners,
                                                     a co-portfolio manager of
                                                     the Strong Common Stock
                                                     Fund, Strong Opportunity
                                                     Fund and numerous
                                                     institutional
                                                     small-capitalization
                                                     equity portfolios at
                                                     Strong since March 1991;
                                                     prior thereto, a
                                                     co-portfolio manager of
                                                     the SteinRoe Special Fund.

David A. Erne           Director                     Partner of the law firm
       (52)                                          Reinhart, Boerner, Van
                                                     Deuren, Norris &
                                                     Rieselbach, S.C.,
                                                     Milwaukee, WI.

Thomas R. Hefty         Director                     President of United
       (48)                                          Wisconsin Services, Inc.
                                                     (a provider of managed
                                                     care and specialty
                                                     business services) since
                                                     1986 and chairman of the
                                                     board and chief executive
                                                     officer since 1991; and
                                                     chairman of the board of
                                                     Blue Cross & Blue Shield
                                                     United of Wisconsin
                                                     (parent company of United
                                                     Wisconsin Services, Inc.)
                                                     since 1988 and president
                                                     since 1982.

Howard B. Witt          Director                     President and chief
       (55)                                          executive officer of
                                                     Littelfuse, Inc. (a
                                                     manufacturer of advanced
                                                     circuit protection
                                                     devices) since 1990 and
                                                     chairman of the board of
                                                     Littelfuse since 1993;
                                                     prior thereto executive
                                                     vice president of
                                                     Littelfuse; and director
                                                     of Franklin Electric Co.,
                                                     Inc. (a manufacturer of
                                                     electronic motors) since
                                                     1994.

John M. Blaser          Chief Financial Officer,     Chief financial officer of
       (38)             Treasurer and Secretary      Artisan Partners; prior to
                                                     joining Artisan Partners,
                                                     senior vice president with
                                                     Kemper Securities, Inc.
                                                     since 1993; prior thereto,
                                                     with Price Waterhouse.

Mark L. Yockey          Vice President               Partner of Artisan
       (39)                                          Partners; prior to joining
                                                     Artisan Partners,
                                                     portfolio manager of the
                                                     United International
                                                     Growth Fund and vice
                                                     president of Waddell &
                                                     Reed (investment
                                                     management firm) since
                                                     January 1990; prior
                                                     thereto, equity analyst
                                                     for Waddell & Reed.

Sandra Jean             Vice President               Equity trader for Artisan
Voss-Reinhardt                                       Partners; prior to joining
       (31)                                          Artisan Partners, equity
                                                     trader with Northwestern
                                                     Mutual since January 1989,
                                                     prior thereto, sales
                                                     associate with Dean Witter
                                                     Reynolds.

          The address of Mr. Ziegler, Ms. Ziegler, Mr. Blaser, Mr. Yockey and Ms. Voss-Reinhardt is 1000 North Water Street, Suite 1770, Milwaukee, Wisconsin 53202. The addresses of the other directors are: Mr. Erne - 1000 N. Water Street, Milwaukee, Wisconsin 53202; Mr. Hefty - 401 W. Michigan Street, Milwaukee, Wisconsin 53203; and Mr. Witt - 800 E. Northwest Highway, Des Plaines, Illinois 60016.

          Mr. Ziegler and Ms. Ziegler are married to each other.

          Mr. Ziegler and Ms. Ziegler serve as members of the Executive Committee of the Board of Directors. The Executive Committee, which meets between regular meetings of the Board, is authorized to exercise all of the powers of the Board of Directors. The Executive Committee held one meeting during the fiscal year ended June 30, 1995.

          The only compensation paid to directors and officers of Artisan Funds for their services as such consists of an annual $5,000 retainer fee (per series of Artisan Funds) paid to directors who are not interested persons of Artisan Funds or Artisan Partners. Artisan Funds has no retirement or pension plans.

          The following table sets forth compensation expected to be paid by Artisan Funds during the fiscal year ending June 30, 1996 to each of the directors of Artisan Funds.

                                                                                           TOTAL
                                                    PENSION OR                          COMPENSATION
                                 AGGREGATE          RETIREMENT                          FROM ARTISAN
                                COMPENSATION     BENEFITS ACCRUED  ESTIMATED ANNUAL  INTERNATIONAL FUND
                                FROM ARTISAN     AS PART OF FUND    BENEFITS UPON     AND FUND COMPLEX
     NAME OF DIRECTOR        INTERNATIONAL FUND      EXPENSES         RETIREMENT     PAID TO DIRECTORS
     ----------------        ------------------  ----------------  ----------------  ------------------
Andrew A. Ziegler                  $    0              $0                $0                $   0
Carlene Murphy Ziegler                  0               0                 0                    0
David A. Erne                       2,500               0                 0                7,500
Thomas R. Hefty                     2,500               0                 0                7,500
Howard B. Witt                      2,500               0                 0                7,500


          No shares of the Fund were outstanding on the date of this Statement of Additional Information. However, prior to the commencement of public offering of shares of the Fund, Artisan Partners or one or more of its principals, will purchase shares of the Fund at an initial price of $10.00 per share.

                         INVESTMENT ADVISORY SERVICES

          Artisan Partners Limited Partnership ("Artisan Partners") provides investment advisory services to the Fund pursuant to an Investment Advisory Agreement dated December __ , 1995 (the "Advisory Agreement"). Artisan Partners is a Delaware limited partnership. Artisan Investment Corporation was incorporated on December 7, 1994 for the sole purpose of acting as general partner of Artisan Partners. Mr. Ziegler and Ms. Ziegler, as officers of Artisan Investment Corporation, manage Artisan Partners. The principal address of Artisan Partners is 1000 North Water Street, Suite 1770, Milwaukee, Wisconsin 53202.

          In return for its services, the Fund pays Artisan Partners a monthly fee at the annual rate of 1% of the Fund's average daily net assets up to $500 million; .975 of 1% of average daily net assets from $500 million up to $750 million; .950 of 1% of average daily net assets from $750 million to $1 billion; and .925 of 1% of average daily net assets over $1 billion. The rate of fees paid to Artisan Partners is higher than that paid by other mutual funds reflecting the higher costs involved in actively managing an "overseas" portfolio. Artisan Partners has undertaken to reimburse the Fund for certain expenses, as described in the prospectus.

          The Advisory Agreement provides that Artisan Partners shall not be liable for any loss suffered by the Fund or its shareholders as a consequence of any act of omission in connection with investment advisory or portfolio services under the agreement, except by reason of willful misfeasance, bad faith or gross negligence on the part of Artisan Partners in the performance of its duties or from reckless disregard by Artisan Partners of its obligations and duties under the Advisory Agreement.

          The Advisory Agreement may be continued from year to year only so long as the continuance is approved annually (a) by the vote of a majority of the directors of the Fund who are not "interested persons" of the Fund or Artisan Partners cast in person at a meeting called for the purpose of voting on such approval, and (b) by the board of directors or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the portfolio. The Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

          Carlene Murphy Ziegler is a director and president of Artisan Funds, and the portfolio manager of Artisan Small Cap, another series of Artisan Funds. Andrew A. Ziegler is a director and chief executive officer of Artisan Funds. John M. Blaser is the chief financial officer of Artisan Funds and acts as the principal administrative and financial officer. Mark L. Yockey is vice president of Artisan Funds. Sandra J. Voss-Reinhardt is also a vice president of Artisan Funds.

          Prior to founding Artisan Partners, Ms. Ziegler was a co-portfolio manager of the Strong Common Stock Fund and Strong Opportunity Fund. From 1986 to 1991, Ms. Ziegler was a co-portfolio manager of the SteinRoe Special Fund. Ms. Ziegler holds B.A. and M.A. degrees from the University of Illinois and an M.B.A. from the University of Chicago Graduate School of Business. She also is a Chartered Financial Analyst.

          Immediately prior to founding Artisan Partners, Mr. Ziegler was president and chief operating officer of Strong, and president of the Strong Funds; prior thereto, he was Executive Vice President and General Counsel of Strong. From 1986 to 1990, Mr. Ziegler was an attorney with the law firm of Godfrey & Kahn, S.C., Milwaukee, WI. Mr. Ziegler holds a B.S. from the University of Wisconsin - Madison and a J.D. from the University of Wisconsin Law School.

          Prior to joining Artisan Partners, Mr. Blaser was Senior Vice President of Kemper Securities, Inc. since 1993; prior thereto, Mr. Blaser was with Price Waterhouse LLP. Mr. Blaser holds a B.B.A. from the University of Wisconsin - Madison with majors in accounting and finance. He is a Certified Public Accountant with a Personal Financial Specialist designation.

          Prior to joining Artisan Partners, Mr. Yockey was portfolio manager of the United International Growth Fund and vice president of Waddell & Reed since January 1990. Prior thereto, Mr. Yockey was an equity analyst for Waddell & Reed. Mr. Yockey holds a B.A. degree and an M.B.A. from Michigan State University. He is also a Chartered Financial Analyst.

          Prior to joining Artisan Partners, Ms. Voss-Reinhardt was an equity trader with Northwestern Mutual since January 1989; prior thereto, Ms. Voss-Reinhardt was a sales associate with Dean Witter Reynolds. Ms. Voss-Reinhardt holds a B.A. from the University of Wisconsin - Eau Claire.

                            PORTFOLIO TRANSACTIONS

          Artisan Partners places the orders for the purchase and sale of the Fund's portfolio securities and options and futures contracts. Artisan Partners' overriding objective in effecting portfolio transactions is to seek to obtain the best combination of price and execution. The best net price, giving effect to brokerage commissions, if any, and other transaction costs, normally is an important factor in this decision, but a number of other judgmental factors also may enter into the decision. These include: Artisan Partners' knowledge of negotiated commission rates currently available and other current transaction costs; the nature of the security being traded; the size of the transaction; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality; the execution, clearance and settlement capabilities of the broker or dealer selected and others which are considered; Artisan Partners' knowledge of the financial stability of the broker or dealer selected and such other problems of any broker or dealer. Recognizing the value of these factors, the Fund may pay a brokerage commission in excess of that which another broker or dealer may have charged for effecting the same transaction. Evaluations of the reasonableness of brokerage commissions, based on the foregoing factors, are made on an ongoing basis by Artisan Partners' staff while effecting portfolio transactions. The general level of brokerage commissions paid is reviewed by Artisan Partners, and reports are made annually to the board of directors.

          With respect to issues of securities involving brokerage commissions, when more than one broker or dealer is believed to be capable of providing the best combination of price and execution with respect to a particular portfolio transaction for the Fund, Artisan Partners often selects a broker or dealer that has furnished it with research products or services such as research reports, subscriptions to financial publications and research compilations, compilations of securities prices, earnings, dividends, and similar data, and computer data bases, quotation equipment and services, research-oriented computer software and services, and services of economic and other consultants. Selection of brokers or dealers is not made pursuant to an agreement or understanding with any of the brokers or dealers; however, Artisan Partners uses internal allocation procedures to identify those brokers or dealers who provide it with research products or services and the amount of research products or services they provide, and endeavors to direct sufficient commissions generated by its clients' accounts in the aggregate, including the Fund, to such brokers or dealers to ensure the continued receipt of research products or services Artisan Partners feels are useful. In certain instances, Artisan Partners receives from brokers and dealers products or services that are used both as investment research and for administrative, marketing, or other non-research purposes. In such instances, Artisan Partners makes a good faith effort to determine the relative proportions of such products or services which may be considered as investment research. The portion of the costs of such products or services attributable to research usage may be defrayed by Artisan Partners (without prior agreement or understanding, as noted above) through brokerage commissions generated by transactions by clients (including the Fund), while the portions of the costs attributable to non-research usage of such products or services is paid by Artisan Partners in cash. No person acting on behalf of the Fund is authorized, in recognition of the value of research products or services, to pay a commission in excess of that which another broker or dealer might have charged for effecting the same transaction. Research products or services furnished by brokers and dealers may be used in servicing any or all of the clients of Artisan Partners and not all such research products or services are used in connection with the management of the Fund.

          With respect to the Fund's purchases and sales of portfolio securities transacted with a broker or dealer on a net basis, Artisan Partners also may consider the part, if any, played by the broker or dealer in bringing the security involved to Artisan Partners' attention, including investment research related to the security and provided to the Fund.

                        PURCHASING AND REDEEMING SHARES

          Purchases and redemptions are discussed in the prospectus under the headings "How to Buy Shares," and "How to Sell Shares." All of that information is incorporated herein by reference.

          Shares of the Fund may be purchased through certain financial service companies without incurring any transaction fee. For accounting and shareholder servicing services provided by such a company with respect to Fund shares held by that company for its customers, the company may charge a fee of up to 0.35% of the annual average value of those accounts. The Fund pays a portion of those fees not to exceed the estimated fees and expenses that the Fund would pay to its own transfer agent if the shares of the Fund held by such customers of the company were registered directly in their names on the books of the Fund's transfer agent. The balance of those fees is paid by Artisan Partners.

          Net Asset Value. The net asset value of the shares of the Fund is determined as of the close of regular session trading on the New York Stock Exchange ("NYSE") (currently 3:00 p.m., Central time) each day the NYSE is open for trading. The NYSE is regularly closed on Saturdays and Sundays and on New Year's Day, the third Monday in February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving, and Christmas. If one of these holidays falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or the following Monday, respectively. Net asset value will not be determined on days when the NYSE is closed unless, in the judgment of the board of directors, net asset value of the Fund should be determined on any such day, in which case the determination will be made at 3:00 p.m., Central time. The net asset value per share of the Fund is determined by dividing the value of all its securities and other assets, less its liabilities, by the number of shares of the Fund outstanding.

          The Fund intends to pay all redemptions in cash and is obligated to redeem shares solely in cash up to the lesser of $250,000 or one percent of the net assets of the Fund during any 90-day period for any one shareholder. However, redemptions in excess of such limit may be paid wholly or partly by a distribution in kind of readily marketable securities. If redemptions were made in kind, the redeeming shareholders might incur transaction costs in selling the securities received in the redemptions.

          The Fund reserves the right to suspend or postpone redemptions of its shares during any period when: (a) trading on the NYSE is restricted, as determined by the Commission, if the NYSE is closed for other than customary weekend and holiday closings; (b) the Commission has by order permitted such suspension; or (c) an emergency, as determined by the Commission, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

          The Fund and Artisan Partners each have adopted a code of ethics that, among other things, regulates the personal security transactions of certain officers, directors, partners and employees of the Fund and Artisan Partners.

                          ADDITIONAL TAX INFORMATION

          The Artisan Funds intends for the Fund to qualify and continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and thus not be subject to federal income taxes on amounts which it distributes to shareholders.

          To the extent the Fund invests in foreign securities, it may be subject to withholding and other taxes imposed by foreign countries. Tax treaties between certain countries and the United States may reduce or eliminate such taxes. Investors may be entitled to claim U.S. foreign tax credits with respect to such taxed, subject to certain provisions and limitations contained in the Code. Specifically, if more than 50% of the Fund's total assets at the close of any fiscal year consist of stock or securities of foreign corporations, the Fund may file an election with the Internal Revenue Service pursuant to which shareholders of the Fund will be required to (i) include in ordinary gross income (in addition to taxable dividends actually received) their pro rata shares of foreign income taxes paid by the Fund even though not actually received, (ii) treat such respective pro rata shares as foreign income taxes paid by them, and (iii) deduct such pro rata shares in computing their taxable incomes, or, alternatively, use them as foreign tax credits, subject to applicable limitations, against their United States income taxes. Shareholders who do not itemize deductions for Federal income tax purposes will not, however, be able to deduct their pro rata portion of foreign taxes paid by the Fund, although such shareholders will be required to include their share of such taxes in gross income. Shareholders who claim a foreign tax credit may be required to treat a portion of dividends received from the Fund as separate category income for purposes of computing the limitations on the foreign tax credit available to such shareholders. Tax-exempt shareholders will not ordinarily benefit from this election relating to foreign taxes. Each year, the Fund will notify shareholders of the amount of (i) each shareholder's pro rata share of foreign income taxes paid by the Fund, and (ii) the portion of Fund dividends which represent income from each foreign country if the Fund qualifies to pass along such credit.

          The Fund may purchase the securities of certain foreign investment funds or trusts called passive foreign investment companies ("PFICs"). In addition to bearing their proportionate share of the Fund's expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of PFICs. Capital gains on the sale of PFIC holdings will be deemed to be ordinary income regardless of how long the Fund holds its investment. In addition, the Fund may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from PFICs, regardless of whether such income and gains are distributed to shareholders.

          In accordance with tax regulations, the Fund intends to treat PFICs as sold on the last day of the Fund's fiscal year and recognize any gains for tax purposes at that time; losses will not be recognized. Such gains will be considered ordinary income which the Fund will be required to distribute even though it has not sold the security and received cash to pay such distributions.

                                   CUSTODIAN

          State Street Bank & Trust Company ("State Street"), 1776 Heritage Drive, North Quincy, MA 02171, acts as custodian of the securities and other assets of the Fund. State Street is responsible for, among other things, safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund's investments. State Street also performs portfolio accounting services for the Fund. State Street is not an affiliate of Artisan Partners or its affiliates. State Street is authorized to deposit securities in securities depositories for the use of services of sub-custodians.

                            INDEPENDENT ACCOUNTANTS

          Price Waterhouse LLP, 100 East Wisconsin Avenue, Milwaukee, Wisconsin 53202 serves as the Fund's independent accountants, providing services including
(i) audit of the annual financial statements; (ii) assistance and consultation in connection with Securities and Exchange Commission filings; and (iii) review of the annual income tax returns filed on behalf of the Fund.

                            [LOGO OF ARTISAN FUNDS]

                            ARTISAN SMALL CAP FUND

                                 ANNUAL REPORT

                                 JUNE 30, 1995

                     INVESTMENT MANAGEMENT PRACTICED WITH

                    INTELLIGENCE AND DISCIPLINE IS AN ART.

                            ARTISAN SMALL CAP FUND
                       (A Series of Artisan Funds, Inc.)

                            Schedule of Investments
                                 June 30, 1995

--------------------------------------------------------------------------------
     Shares                                                             Quoted
      Held                                                          Market Value
--------------------------------------------------------------------------------
             COMMON STOCKS - 91.3%

             BANKS/SAVINGS AND LOANS - 3.5%
     61,450 *Brooklyn Bancorp, Inc. - New York based thrift........ $  2,073,938
     20,000  U.S. Trust Corporation -
               Asset management and trust banking..................    1,440,000
                                                                    ------------
                                                                       3,513,938

             BASIC INDUSTRY - 3.5%
    111,850  Material Sciences Corporation -
               Specialty coated and laminated materials............    2,278,944
    100,000 *Steel of West Virginia, Inc. -
               Specially engineered steel products.................    1,150,000
                                                                    ------------
                                                                       3,428,944

             BUSINESS SERVICES - 6.9%
     96,900 *Bell & Howell Holdings Company - Systems and
               services for information access and dissemination...    1,962,225
     49,100 *CommNet Cellular Inc. -
               Rural cellular phone systems in the Rockies.........    1,374,800
     93,800 *Intercel, Inc. - Rural cellular telephone and
               PCS systems.........................................    1,418,725
    107,600  New England Business Service, Inc. -
               Business forms and office products..................    2,125,100
                                                                    ------------
                                                                       6,880,850

             CAPITAL SPENDING - 7.9%
     78,150  Belden Inc. - Wire and cable products for electrical
               and electronics markets.............................    2,110,050
     84,900  Hardinge Inc. - Machine tool manufacturer.............    1,623,713
     82,700 *Holophane Corporation -
               Highly engineered lighting fixtures.................    1,819,400
     66,100 *Insilco Corporation - Multi-industry: office
               products, electronics and auto parts................    2,338,287
                                                                    ------------
                                                                       7,891,450

             COMPUTER RELATED - 3.1%
     51,500 *BDM International, Inc. -
               Information systems and software consulting.........    1,049,313
     50,700 *DH Technology Incorporated - Specialty printers.......    1,394,250
     21,300 *UUNET Technologies, Inc. - Internet access software...      585,750
      2,000 *VideoServer, Inc. - Multimedia networking equipment...       78,000
                                                                    ------------
                                                                       3,107,313

                                                                   Annual Report

--------------------------------------------------------------------------------
     Shares                                                             Quoted
      Held                                                          Market Value
--------------------------------------------------------------------------------
             CONSUMER CYCLICALS - 2.9%
    120,050 *Strattec Security Corporation -
               Automotive locks and keys........................... $  1,470,612
     46,500  Superior Industries International, Inc. -
               Stainless steel automotive wheels...................    1,447,313
                                                                    ------------
                                                                       2,917,925

             CONSUMER SERVICES- 5.4%
     11,800  Catalina Marketing Corporation -
               Electronic grocery point-of-sale coupons............      632,775
     77,000 *International Family Entertainment, Inc. -
               Family oriented entertainment programming...........    1,212,750
    100,600 *Jones Intercable, Inc. - Cable TV system operator.....    1,534,150
     27,350  The Marcus Corporation -
               Lodging and movie theater operator..................      827,338
     61,400  True North Communications, Inc. - Advertising agency..    1,158,925
                                                                    ------------
                                                                       5,365,938

             CONSUMER STAPLES - 8.9%
     65,600  AptarGroup, Inc. - Pumps, valves and closures
               for consumer packaging..............................    2,107,400
     53,300 *Celestial Seasonings, Inc. - Herbal teas..............      959,400
    101,700 *Fossil, Inc. - Fashion watches and accessories........    1,957,725
     94,500 *Libbey Inc. - Consumer and commercial glassware.......    1,960,875
     96,900 *Syratech Corporation - Silver flatware and giftware...    1,817,288
                                                                    ------------
                                                                       8,802,688

             ELECTRONICS - 9.4%
      5,000 *Anadigics, Inc. - Gallium arsenide integrated circuits       97,500
     91,800  Dallas Semiconductor Corporation -
               Electronic components and subsystems................    1,881,900
     39,150  Kent Electronics Corporation -
               Electronic component distributor....................    1,482,806
     59,600 *Littelfuse, Inc. - Circuit protection devices.........    1,866,225
     53,800  Marshall Industries - Electronic component distributor    1,802,300
    112,500  Methode Electronics, Inc. -
               Electronic interconnect devices.....................    2,193,750
                                                                    ------------
                                                                       9,324,481

             ENERGY SERVICES - 1.8%
     65,800 *Tech-Sym Corporation - Electronic systems for
               seismic exploration and communications..............    1,801,275


Annual Report                          2

--------------------------------------------------------------------------------
     Shares                                                             Quoted
      Held                                                          Market Value
--------------------------------------------------------------------------------
             EXPLORATION/PRODUCTION - 4.9%
    153,600 *Cairn Energy USA, Inc. - Oil and gas exploration...... $  1,689,600
    205,800 *Lomak Petroleum, Inc. - Oil and gas exploration.......    1,569,225
     77,300 *Nuevo Energy Company - Oil and gas exploration........    1,555,662
                                                                    ------------
                                                                       4,814,487

             HEALTHCARE SERVICES - 1.6%
     43,800 *Community Health Systems, Inc. -
               Rural hospitals mainly in the southeast.............    1,483,725
      5,000 *OccuSystems, Inc. - Occupational healthcare centers...       85,625
                                                                    ------------
                                                                       1,569,350

             INSURANCE - 1.6%
     37,900  PMI Group, Inc. - Private mortgage insurance..........    1,643,912

             MEDICAL DEVICES/SUPPLIES - 3.8%
      7,000 *Bird Medical Technologies, Inc. -
               Respiratory care and infection control products.....       58,625
     44,800  Puritan Bennett Corporation - Respiratory products....    1,730,400
     49,200 *Sybron International Corporation -
               Laboratory and dental supplies......................    1,961,850
                                                                    ------------
                                                                       3,750,875

             REAL ESTATE INVESTMENT TRUSTS - 1.8%
    119,100  RFS Hotel Investors, Inc. -
               Hotel real estate investment trust..................    1,816,275

             RESTAURANTS - 5.9%
     93,250 *Daka International, Inc. - Fuddruckers restaurants
               and food service management.........................    2,156,406
     63,300 *IHOP Corp. - Casual family restaurants................    1,629,975
    125,500 *Quality Dining, Inc. - Franchisee of Burger King's,
               Chili's and Bruegger's Bagels.......................    2,039,375
                                                                    ------------
                                                                       5,825,756

             RETAILING - 8.0%
    162,200 *Cole National Corporation -
               Retailer of eyeware and gift items..................    1,682,825
     59,100 *Proffitt's, Inc. -
               Regional department stores in the southeast.........    1,758,225
     90,000  ShopKo Stores, Inc. -
               General merchandise discount retailer...............      967,500
     58,700 *The Men's Wearhouse, Inc. -
               Discount men's clothing stores......................    1,614,250
    142,800 *Zale Corporation - Fine jewelry retailer..............    1,927,800
                                                                    ------------
                                                                       7,950,600

                                       3                           Annual Report

--------------------------------------------------------------------------------
     Shares                                                             Quoted
      Held                                                          Market Value
--------------------------------------------------------------------------------
             SOFTWARE/TELECOMMUNICATIONS - 3.4%
      2,000 *Inference Corporation -
               Customer service interaction software............... $     28,250
     60,200 *Plantronics, Inc. - Telephone headsets................    1,610,350
      2,000 *Premisys Communications, Inc. -
               Telecommunications access equipment.................      129,125
     74,600 *Wholesale Cellular USA, Inc. -
               Distributor of cellular telephones..................    1,603,900
                                                                    ------------
                                                                       3,371,625

             TRANSPORTATION RELATED - 1.4%
     86,500 *Truck Components Inc. - Heavy-duty truck parts........    1,362,375

             FOREIGN SECURITIES - 5.6%

             BERMUDA - 1.9%
             INSURANCE
     70,900  Partner Re Holdings Ltd. (USD/NASDAQ) -
               Bermuda based catastrophe insurance.................    1,852,262

             NORWAY - 1.8%
             ENERGY SERVICES
     61,700 *Petroleum Geo-Services AS (USD/ADR) -
               Seismic data collection.............................    1,773,875

             THE NETHERLANDS - 1.9%
             CAPITAL SPENDING
     67,600 *Elsag Bailey Process Automation N.V. (USD/NYSE) -
               Process control systems.............................    1,859,000
                                                                    ------------

             TOTAL FOREIGN SECURITIES..............................    5,485,137
                                                                    ------------

             TOTAL COMMON STOCKS
             (Cost $84,257,251).................................... $ 90,625,194


Annual Report                          4

--------------------------------------------------------------------------------
    Par
  Amount                                         Coupon  Maturity  Market Value
--------------------------------------------------------------------------------
             SHORT TERM INVESTMENTS - 13.7%

             U.S. TREASURIES - 13.7%

$13,670,000  United States Treasury Bills        5.00%    07/20/95 $ 13,633,926
                                                                   ------------
             TOTAL SHORT TERM INVESTMENTS
             (Cost $13,633,926)...................................   13,633,926

             TOTAL INVESTMENTS - 105.0%
             (Cost $97,891,177)...................................  104,259,120

             Other assets less liabilities - (5.0)%...............   (4,990,269)
                                                                   ------------
             TOTAL NET ASSETS (**)................................ $ 99,268,851
                                                                   ============

 * Non-income producing securities
** Percentage for the various classifications relate to total net assets




The accompanying notes to financial statements are an integral part of this schedule.



                                       5                           Annual Report

                            ARTISAN SMALL CAP FUND
                       (A SERIES OF ARTISAN FUNDS, INC.)

                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 1995

ASSETS:
  Investments in securities, at value (cost $97,891,177).........  $104,259,120
  Cash...........................................................        38,403
  Receivable from fund shares sold...............................     6,533,436
  Accrued dividends..............................................        11,942
  Organizational costs...........................................        66,237
  Prepaid registration expenses..................................        79,775
                                                                   ------------
     Total assets................................................   110,988,913

LIABILITIES:
  Payable for investments purchased..............................    11,574,050
  Payable for organizational costs...............................        66,237
  Payable for registration expenses..............................        79,775
                                                                   ------------
     Total liabilities...........................................    11,720,062
                                                                   ------------
     Total net assets............................................  $ 99,268,851
                                                                   ============

NET ASSETS CONSIST OF THE FOLLOWING:
  Fund shares issued and outstanding.............................  $ 93,383,139
  Net unrealized appreciation on investments.....................     6,367,943
  Accumulated undistributed net realized losses on investments...      (425,957)
  Accumulated undistributed net investment loss..................       (56,274)
                                                                   ------------
                                                                   $ 99,268,851
                                                                   ============

NET ASSET VALUE PER SHARE
  Net asset value, offering price and redemption price per share
   ($.01 par value, 5,000,000,000 shares authorized,
   [$ 99,268,851/8,614,744 shares outstanding])..................        $11.52
                                                                         ======

The accompanying notes to financial statements are an integral part of these statements.

Annual Report                          6

                            ARTISAN SMALL CAP FUND
                       (A SERIES OF ARTISAN FUNDS, INC.)

                            STATEMENT OF OPERATIONS
                FOR THE PERIOD FROM COMMENCEMENT OF OPERATIONS
                    (MARCH 28, 1995) THROUGH JUNE 30, 1995

INVESTMENT INCOME:
  Interest.......................................................    $  104,648
  Dividends......................................................        28,293
                                                                     ----------
     Total investment income.....................................       132,941

EXPENSES:
  Advisory fees..................................................        66,510
  Transfer agent fees............................................        47,078
  Professional fees..............................................        18,108
  Registration fees..............................................        17,418
  Shareholder communications.....................................        16,187
  Custodian fees.................................................        10,241
  Accounting fees................................................         6,170
  Directors' fees................................................         3,994
  Organizational costs...........................................         2,256
  Other operating expenses.......................................         1,253
                                                                     ----------
     Total expenses..............................................       189,215
                                                                     ----------
     Net investment loss.........................................       (56,274)

REALIZED AND UNREALIZED GAINS ON INVESTMENTS - NET:
  Net realized loss on investments...............................      (425,957)
  Net increase in unrealized appreciation on investments.........     6,367,943
                                                                     ----------
  Net gain on investments........................................     5,941,986
                                                                     ----------
     Net increase in net assets resulting from operations........    $5,885,712
                                                                     ==========

The accompanying notes to financial statements are an integral part of these statements.

                                       7                           Annual Report

                            ARTISAN SMALL CAP FUND
                       (A SERIES OF ARTISAN FUNDS, INC.)

                      STATEMENT OF CHANGES IN NET ASSETS
                FOR THE PERIOD FROM COMMENCEMENT OF OPERATIONS
                    (MARCH 28, 1995) THROUGH JUNE 30, 1995

OPERATIONS:
  Net investment loss............................................   $   (56,274)
  Net realized loss on investments...............................      (425,957)
  Net increase in unrealized appreciation on investments.........     6,367,943
                                                                    -----------
     Net increase in net assets resulting from operations........     5,885,712

FUND SHARE ACTIVITIES:
  Proceeds from shares issued (8,717,000 shares).................    94,523,183
  Cost of shares redeemed (112,256 shares).......................    (1,240,044)
                                                                    -----------
     Net increase in net assets resulting from Fund
       share activities..........................................    93,283,139

     Total increase..............................................    99,168,851

  Net assets at the beginning of the period......................       100,000
                                                                    -----------

  Net assets at the end of the period............................   $99,268,851
                                                                    ===========

The accompanying notes to financial statements are an integral part of these statements.

Annual Report                          8

                            ARTISAN SMALL CAP FUND
                       (A SERIES OF ARTISAN FUNDS, INC.)

                             FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                  PERIOD ENDED
                                                                JUNE 30, 1995***
                                                                ----------------
Net asset value, commencement of operations
 (March 28, 1995)                                                   $10.00

Income from investment operations:
  Net investment loss                                                (0.01)
  Net realized and unrealized gains (losses) on securities            1.53
                                                                    ------
     Total from investment operations                                 1.52
                                                                    ------
Net asset value, end of period                                      $11.52
                                                                    ======

Total Return                                                          15.2%**

Ratios/supplemental data:
  Net assets, end of period (millions)                               $99.3
  Ratio of expenses to average net assets                             2.00%*
  Ratio of net investment income to average net assets               (0.59)%*
  Portfolio turnover rate                                             9.28%

    *Annualized
   **Not annualized
  ***For the period from commencement of operations (March 28, 1995) through June 30, 1995

The accompanying notes to financial statements are an integral part of these statements.

                                       9                           Annual Report

                            ARTISAN SMALL CAP FUND
                       (A Series of Artisan Funds, Inc.)

                         Notes to Financial Statements
                                 June 30, 1995

(1)  Summary of significant accounting policies:

     The Artisan Small Cap Fund (the "Fund") is a series of Artisan Funds, Inc. which was incorporated on January 5, 1995 as a Wisconsin corporation and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The following is a summary of significant accounting policies of the Fund:

     (a) Security valuation - Each security is valued at the latest sales price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the latest sales price reported from previous days trading activities. Securities for which prices are not readily available or which management believes that the last sales price is not reflective of the fair value of the security are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Directors. Short-term investments maturing within sixty days of their purchase date are valued at amortized cost which approximates market.

     (b) Income taxes - No provision has been made for federal income taxes since the Fund intends to 1) distribute substantially all of its taxable income as well as realized gains from the sale of investment securities to its shareholders and 2) comply with all provisions of the Internal Revenue Code applicable to regulated investment companies.

     (c) Portfolio transactions - Security and shareholder transactions are recorded no later than the first business day after the trade date. Net realized gains and losses on common stocks are computed on the specific identification basis.

     (d) Other - Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is reported on the accrual basis.

(2)  Transactions with affiliates:

     Artisan Partners Limited Partnership (the "Adviser"), with which certain officers and directors of the Fund are affiliated, provides investment advisory and administrative services to the Fund. In exchange for these services, the Fund pays a monthly management fee to the Adviser as follows:

             Average Daily Net Asset Value               Annual Rate
             -----------------------------               -----------
             Less than $500 million                        1.000%
             $500 million to $750 million                  0.975%
             $750 million to $1 billion                    0.950%
             Greater than $1 billion                       0.925%

Annual Report                         10

                            ARTISAN SMALL CAP FUND
                       (A Series of Artisan Funds, Inc.)

                         Notes to Financial Statements
                                 June 30, 1995

     The Fund also incurs other expenses for services such as maintaining shareholder records and furnishing shareholder statements and reports. The Adviser has undertaken to reimburse the Fund for any ordinary operating expenses in excess of 2.00% of average daily net assets annually.

(3)  Organization costs and prepaid registration expenses:

     Organization costs are amortized over sixty months. These expenses were paid by the Adviser which will be reimbursed by the Fund over the same time period. The proceeds of any redemption of the initial shares by the original shareholders will be reduced by a pro-rata portion of any unamortized expenses at the time of redemption. Registration expenses of the Fund are amortized over twelve months.

(4)  Investment transactions:

     For the period from commencement of operations (March 28, 1995) to June 30, 1995, the cost of purchases and the proceeds from the sales of investment securities (excluding short-term securities) were $88,488,177 and $3,804,972, respectively.

(5)  Income tax information:

     Aggregate gross unrealized appreciation (depreciation) on investments as of June 30, 1995 based on investment cost of $97,883,712 for federal tax purposes, is as follows:

         Aggregate gross unrealized appreciation on investments  $6,765,405
         Aggregate gross unrealized depreciation on investments    (389,998)
                                                                 ----------
            Net unrealized appreciation                          $6,375,407
                                                                 ==========

                                      11                           Annual Report

                     [LETTERHEAD OF PRICE WATERHOUSE LLP]

--------------------------------------------------------------------------------
Price Waterhouse LLP                                                      [LOGO]

                       Report of Independent Accountants

To the Board of Directors and Shareholders of Artisan Funds, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Artisan Small Cap Fund (constituting Artisan Funds, Inc., hereafter referred to as the "Fund") at June 30, 1995, and the results of its operations, the changes in its net assets and the financial highlights for the period March 28, 1995 (commencement of operations) through June 30, 1995, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at June 30, 1995 by correspondence with the custodian, provides a reasonable basis for the opinion expressed above.

/s/ Price Waterhouse LLP

July 19, 1995

     --------------------------------------------------------------------
     This report is submitted for the information of shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
     --------------------------------------------------------------------

                                    PART C

                               OTHER INFORMATION


ITEM 24.  Financial Statements and Exhibits

     (a)  Financial Statements:

               (1) Financial Statements included in Part A of this registration statement:

                    None.

               (2)  Financial Statements included in Part B of this amendment:

                    Artisan Small Cap Fund
                    ----------------------

                    The following financial statements, but no other part of the report, are incorporated by reference to the following portions of Registrant's annual report to shareholders for the fiscal year ended June 30, 1995:

                    - Schedule of Investments at June 30, 1995

                    - Statement of Assets and Liabilities at June 30, 1995

                    - Statement of Operations for the Period Ended June 30, 1995

                    - Statement of Changes in Net Assets for the Period Ended
                      June 30, 1995

                    - Notes to Financial Statements

                    - Report of Independent Accountants

       Note: the following schedules have been omitted for the following reasons:

                    Schedule I - The required information is presented in the Schedule of Investments at June 30, 1995.

                    Schedules II, III, IV, V, VI and VII - the required information is not present.

       (b)  Exhibits:

            1.1  Amended and Restated Articles of Incorporation of the
                 Registrant.

            1.2  Articles of Amendment dated October 12, 1995.

            2    Bylaws, as amended.

            3    None

            4     None (Registrant does not issue share certificates.)

            5.1 Investment Advisory Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Small Cap Fund.

            5.2 Form of Investment Advisory Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan International Fund.

            6     None

            7     None

            8 Custodian Agreement and Accounting Services Agreement between the Registrant and State Street Bank and Trust Company.

            9 Transfer Agency Agreement between the Registrant and State Street Bank and Trust Company.

            10.1 Opinion and Consent of Counsel dated March 8, 1995 with respect to Artisan Small Cap Fund.

            10.2 Opinion and Consent of Counsel dated October 13, 1995 with respect to Artisan International Fund.

            11    Consent of Independent Accountants.

            12    None

            13 Subscription Agreement between the Registrant and Andrew A. Ziegler and Carlene Murphy Ziegler relating to Artisan Small Cap Fund.

            14    IRA plan booklet dated March 1995.

            15    None

            16    Schedule of computation of performance quotations.

            17    Financial Data Schedule.

            18    Form of account application.

ITEM 25.  Persons Controlled by or Under Common Control With Registrant.

       The Registrant does not consider that there are any persons directly or indirectly controlling, controlled by, or under common control with, the Registrant within the meaning of this item. The information in the prospectus under the caption "The Fund in Detail - Organization - Management" and in the statement of additional information under the caption "Investment Advisory Services" is incorporated herein by reference.

ITEM 26.  Number of Holders of Securities.

                                                 Number of Record Holders
     Title of Series                              as of October 2, 1995
     ---------------                              ---------------------
     Artisan Small Cap Fund                               13,170
     Artisan International Fund                                0

ITEM 27.  Indemnification.

          Article VIII of Registrant's Amended Articles of Incorporation (Exhibit 1.1 and 1.2, which are incorporated herein by reference) provides that the Registrant shall indemnify and advance expenses to its currently acting and its former directors and officers to the fullest extent that indemnification of directors and officers is permitted by the Wisconsin Statutes, and the Board of Directors may by bylaw, resolution or agreement make further provision for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Wisconsin Statutes; provided however, that nothing therein shall be construed to protect any director or officer of the Registrant against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

          The Registrant will not advance attorneys' fees or other expenses incurred by the person to be indemnified unless the Registrant shall have received an undertaking by or on behalf of such person to repay the advance unless it is ultimately determined that such person is entitled to indemnification and one of the following conditions shall have occurred: (i) such person shall provide security for his undertaking, (ii) the Registrant shall be insured against losses arising by reason of any lawful advances, or
(iii) a majority of the disinterested, non-party directors of the Registrant, or an independent legal counsel in a written opinion, shall have determined that based on a review of readily available facts there is reason to believe that such person ultimately will be found entitled to indemnification.

          Registrant and its directors and officers are insured under a policy of insurance maintained by Registrant, within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such directors or officers. The policy expressly excludes coverage for any director or officer whose personal dishonesty, fraudulent breach of trust, lack of good faith, or intention to deceive or defraud has been finally adjudicated or may be established or who willfully fails to act prudently.


ITEM 28.  Business and Other Connections of Investment Adviser.

            The information in the prospectus in the second through seventh paragraphs under the caption "The Fund in Detail - Organization - Management" is incorporated herein by reference. For a description of other business, profession, vocation or employment of a substantial nature in which any general partner, managing general partner, director or officer of Artisan Partners Limited Partnership has engaged during the last two years for his account or in the capacity of director, officer, employee, partner or trustee, see the information under the caption "Directors and Officers" in the statement of additional information.

  ITEM 29.  Principal Underwriters.

            None

  ITEM 30.  Location of Accounts and Records.

            John M. Blaser
            Artisan Partners Limited Partnership
            1000 North Water Street, Suite 1770
            Milwaukee, Wisconsin 53202

  ITEM 31.  Management Services.

            Not applicable.

  ITEM 32.  Undertakings.

            (a)  Not applicable.

            (b) Registrant undertakes to file a post-effective amendment, using financial statements of the series designated Artisan International Fund, that need not be certified, no later than 60 days after the end of the four to six month period after effectiveness of this Registration Statement.

            (c) Registrant undertakes to furnish to each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

            (d) Registrant undertakes, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

                                  SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this amendment to the registration statement be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Milwaukee and state of Wisconsin on November 27, 1995.


                                  ARTISAN FUNDS, INC.


                                      /s/ Andrew A. Ziegler
                                  By  __________________________________________
                                      Andrew A. Ziegler, Chief Executive Officer

          Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement has been signed below by the following person in the capacities and on the date indicated.

            Name                        Title                       Date
  /s/ Andrew A. Ziegler
  __________________________   Director, Chief Executive    )
  Andrew A. Ziegler            Officer (principal executive )
                               officer)                     )
                                                            )
  /s/ Carlene Murphy Ziegler                                )
  __________________________   Director and President       )
  Carlene Murphy Ziegler                                    )
                                                            )
  /s/ David A. Erne                                         )
  __________________________   Director                     )
  David A. Erne                                             ) November 27, 1995
                                                            )
  /s/ Thomas R. Hefty                                       )
  __________________________   Director                     )
  Thomas R. Hefty                                           )
                                                            )
  /s/ Howard B. Witt                                        )
  __________________________   Director                     )
  Howard B. Witt                                            )
                                                            )
  /s/ John M. Blaser                                        )
  __________________________   Chief Financial Officer,     )
  John M. Blaser               Treasurer and Secretary      )
                               (principal financial and     )
                               accounting officer)          )

           Index of Exhibits Filed with this Registration Statement
           --------------------------------------------------------

Exhibit                                                                        Sequential
number                              Exhibit                                       page
-------  -------------------------------------------------------------         ----------

1.1    Amended and Restated Articles of Incorporation of the Registrant.

1.2    Articles of Amendment dated October 12, 1995.

2      Bylaws, as amended.

5.1 Investment Advisory Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan
       Small Cap Fund.

5.2 Form of Investment Advisory Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan
       International Fund.

8 Custodian Agreement and Accounting Services Agreement between the Registrant and State Street Bank and Trust Company.

9      Transfer Agency Agreement between the Registrant and State
       Street Bank and Trust Company.

10.1 Opinion and Consent of Counsel dated March 8, 1995 with respect to Artisan Small Cap Fund.

10.2   Opinion and Consent of Counsel dated October 13, 1995 with respect to
       Artisan International Fund.

11     Consent of Independent Accountants.

13 Subscription Agreement between the Registrant and Andrew A. Ziegler and Carlene Murphy Ziegler relating to Artisan Small Cap Fund.

14     IRA plan booklet dated March 1995.

16     Schedule of computation of performance quotations.

17     Financial Data Schedule.

18     Form of account application.